UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-09525

_                   Rydex Dynamic Funds                   _

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code:         301-296-5100

Date of fiscal year end:        March 31

Date of reporting period:        June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 77.4%
Industrials - 16.4%
3M Co.	18,570	$2,030,630
Boeing Co.	18,570	1,902,311
United Technologies Corp.	18,571	1,725,989
Caterpillar, Inc.	18,570	1,531,839
General Electric Co.	18,570	430,638
Total Industrials		7,621,407
Information Technology - 11.9%
International Business Machines Corp.	18,572	3,549,294
Microsoft Corp.	18,570	641,222
Hewlett-Packard Co.	18,570	460,536
Cisco Systems, Inc.	18,570	451,437
Intel Corp.	18,571	449,790
Total Information Technology		5,552,279
Consumer Discretionary - 9.6%
McDonald's Corp.	18,570	1,838,429
Home Depot, Inc.	18,570	1,438,618
Walt Disney Co.	18,570	1,172,696
Total Consumer Discretionary		4,449,743
Health Care - 9.0%
Johnson & Johnson	18,570	1,594,419
UnitedHealth Group, Inc.	18,570	1,215,964
Merck & Company, Inc.	18,570	862,577
Pfizer, Inc.	18,570	520,146
Total Health Care		4,193,106
Financials - 8.8%
Travelers Companies, Inc.	18,565	1,483,714
American Express Co.	18,572	1,388,443
JPMorgan Chase & Co.	18,570	980,311
Bank of America Corp.	18,570	238,810
Total Financials		4,091,278
Energy - 8.3%
Chevron Corp.	18,570	2,197,574
Exxon Mobil Corp.	18,572	1,677,980
Total Energy		3,875,554
Consumer Staples - 7.6%
Procter & Gamble Co.	18,570	1,429,705
Wal-Mart Stores, Inc.	18,570	1,383,279
Coca-Cola Co.	18,567	744,722
Total Consumer Staples		3,557,706
Telecommunication Services - 3.4%
Verizon Communications, Inc.	18,570	934,814
AT&T, Inc.	18,570	657,378
Total Telecommunication Services		1,592,192
Materials - 2.4%
EI du Pont de Nemours & Co.	18,570	974,925
Alcoa, Inc.	18,566	145,186
Total Materials		1,120,111
Total Common Stocks
(Cost $35,536,109)		36,053,376
	Face Amount
REPURCHASE AGREEMENTS††,1 - 38.6%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	$11,219,923	11,219,923
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[2]	6,790,573	6,790,573
Total Repurchase Agreements
(Cost $18,010,496)		18,010,496
Total Investments - 116.0%
(Cost $53,546,605)		$54,063,872
Other Assets & Liabilities, net - (16.0)%		(7,454,169)
Total Net Assets - 100.0%		$46,609,703

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $13,545,660)	183	$(27,005)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 Dow Jones Industrial Average Index Swap, Terminating 07/29/13[3] (Notional Value $27,004,959)	1,811	$(1,693)
Barclays Bank plc July 2013 Dow Jones Industrial Average Index Swap, Terminating 07/31/13[3] (Notional Value $2,475,285)	166	(19,162)
Credit Suisse Capital, LLC July 2013 Dow Jones Industrial Average Index Swap, Terminating 07/31/13[3] (Notional Value $13,955,898)	936	(67,312)
(Total Notional Value $43,436,142)		$(88,167)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 120.2%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	$9,103,219	$9,103,219
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[2]	3,132,310	3,132,310
Total Repurchase Agreements
(Cost $12,235,529)		12,235,529
Total Investments - 120.2%
(Cost $12,235,529)		$12,235,529
Other Assets & Liabilities, net - (20.2)%		(2,053,429)
Total Net Assets - 100.0%		$10,182,100

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $3,182,860)	43	$40,072

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2013 Dow Jones Industrial Average Index Swap, Terminating 07/31/13[3] (Notional Value $13,884,052)	931	$71,382
Goldman Sachs International July 2013 Dow Jones Industrial Average Index Swap, Terminating 07/29/13[3] (Notional Value $2,035,148)	137	15,589
Barclays Bank plc July 2013 Dow Jones Industrial Average Index Swap, Terminating 07/31/13[3] (Notional Value $1,227,736)	82	9,472
(Total Notional Value $17,146,936)		$96,443

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 26.3%
Freddie Mac[1]
0.11% due 08/02/13	$10,000,000	$9,999,730
Total Federal Agency Discount Notes
(Cost $9,999,007)		9,999,730
REPURCHASE AGREEMENTS††,2 - 105.1%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	30,560,429	30,560,429
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[3]	9,501,353	9,501,353
Total Repurchase Agreements
(Cost $40,061,782)		40,061,782
Total Investments - 131.4%
(Cost $50,060,789)		$50,061,512
Other Assets & Liabilities, net - (31.4)%		(11,949,835)
Total Net Assets - 100.0%		$38,111,677

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $8,816,760)	152	$177,979

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13[4] (Notional Value $4,370,023)	1,502	$(4,142)
Goldman Sachs International July 2013 NASDAQ-100 Index Swap, Terminating 07/29/13[4] (Notional Value $1,426,183)	490	(10,160)
Credit Suisse Capital, LLC July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13[4] (Notional Value $61,161,905)	21,021	(55,656)
(Total Notional Value $66,958,111)		$(69,958)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a varibale rate.

plc	Public Limited Company

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 74.7%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	$20,588,967	$20,588,967
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[2]	8,647,799	8,647,799
Total Repurchase Agreements
(Cost $29,236,766)		29,236,766
Total Investments - 74.7%
(Cost $29,236,766)		$29,236,766
Other Assets & Liabilities, net - 25.3%		9,897,855
Total Net Assets - 100.0%		$39,134,621

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $14,248,710)	147	$105,002

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2013 Russell 2000 Index Swap, Terminating 07/31/13[3] (Notional Value $59,069,135)	60,430	$123,517
Barclays Bank plc July 2013 Russell 2000 Index Swap, Terminating 07/31/13[3] (Notional Value $961,818)	984	2,400
Goldman Sachs International July 2013 Russell 2000 Index Swap, Terminating 07/29/13[3] (Notional Value $3,701,777)	3,787	(3,245)
(Total Notional Value $63,732,730)		$122,672

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 11.7%
Freddie Mac[1]
0.11% due 08/02/13	$10,000,000	$9,999,730
Total Federal Agency Discount Notes
(Cost $9,999,022)		9,999,730
REPURCHASE AGREEMENTS††,2 - 64.5%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	46,720,412	46,720,412
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[3]	8,188,836	8,188,836
Total Repurchase Agreements
(Cost $54,909,248)		54,909,248
Total Investments - 76.2%
(Cost $64,908,270)		$64,908,978
Other Assets & Liabilities, net - 23.8%		20,318,588
Total Net Assets - 100.0%		$85,227,566

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $80,161,313)	1,005	$1,669,782

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2013 S&P 500 Index Swap, Terminating 07/31/13[4] (Notional Value $36,584,167)	22,776	$124,700
Barclays Bank plc July 2013 S&P 500 Index Swap, Terminating 07/31/13[4] (Notional Value $29,387,714)	18,296	(1,008)
Goldman Sachs International July 2013 S&P 500 Index Swap, Terminating 07/29/13[4] (Notional Value $23,308,364)	14,511	(23,011)
(Total Notional Value $89,280,245)		$100,681

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3%
Information Technology - 32.8%
Apple, Inc.	20,849	$8,257,872
Microsoft Corp.	185,608	6,409,044
Google, Inc. — Class A*	6,022	5,301,588
Oracle Corp.	104,437	3,208,305
Cisco Systems, Inc.	118,778	2,887,494
Intel Corp.	110,480	2,675,826
QUALCOMM, Inc.	38,412	2,346,205
eBay, Inc.*	28,849	1,492,070
Facebook, Inc. — Class A*	38,897	966,979
Texas Instruments, Inc.	24,656	859,755
Automatic Data Processing, Inc.	10,788	742,862
Yahoo!, Inc.*	24,051	603,921
Baidu, Inc. ADR*	6,100	576,633
Dell, Inc.	38,837	518,474
Adobe Systems, Inc.*	11,160	508,450
Cognizant Technology Solutions Corp. — Class A*	6,694	419,111
Intuit, Inc.	6,586	401,944
Applied Materials, Inc.	26,695	398,022
Broadcom Corp. — Class A	11,574	390,738
Seagate Technology plc	7,968	357,205
Activision Blizzard, Inc.	24,849	354,347
Symantec Corp.	15,488	348,015
SanDisk Corp.*	5,408	330,429
Micron Technology, Inc.*	22,904	328,214
Western Digital Corp.	5,254	326,221
Analog Devices, Inc.	6,841	308,255
NetApp, Inc.	8,001	302,278
Paychex, Inc.	8,094	295,593
CA, Inc.	10,068	288,247
Fiserv, Inc.*	2,956	258,384
Citrix Systems, Inc.*	4,158	250,852
Altera Corp.	7,115	234,724
Xilinx, Inc.	5,863	232,233
Check Point Software Technologies Ltd.*	4,367	216,953
KLA-Tencor Corp.	3,689	205,588
Avago Technologies Ltd.	5,476	204,693
Equinix, Inc.*	1,097	202,638
Linear Technology Corp.	5,183	190,942
NVIDIA Corp.	12,851	180,300
Maxim Integrated Products, Inc.	6,467	179,653
Autodesk, Inc.*	4,981	169,055
Akamai Technologies, Inc.*	3,953	168,200
Microchip Technology, Inc.	4,381	163,192
BMC Software, Inc.*	3,195	144,222
Nuance Communications, Inc.*	7,056	129,689
F5 Networks, Inc.*	1,748	120,262
Total Information Technology		45,455,677
Consumer Discretionary - 9.9%
Amazon.com, Inc.*	10,113	2,808,280
Comcast Corp. — Class A	47,310	1,981,343
Twenty-First Century Fox, Inc. — Class A	33,692	1,098,359
Starbucks Corp.	16,637	1,089,557
Priceline.com, Inc.*	1,101	910,670
DIRECTV*	12,415	765,012
Viacom, Inc. — Class B	9,632	655,458
Sirius XM Radio, Inc.	141,890	475,332
Mattel, Inc.	7,676	347,800
Bed Bath & Beyond, Inc.*	4,844	343,440
Ross Stores, Inc.	4,878	316,143
Liberty Media Corp. — Class A*	2,454	311,069
Wynn Resorts Ltd.	2,243	287,104
O'Reilly Automotive, Inc.*	2,455	276,482
Netflix, Inc.*	1,238	261,329
Liberty Interactive Corp. — Class A*	11,131	256,124
Dollar Tree, Inc.*	4,976	252,980
Discovery Communications, Inc. — Class A*	3,248	250,778
Staples, Inc.	14,748	233,903
Liberty Global plc — Class A*	3,130	231,870
Expedia, Inc.	2,722	163,728
Garmin Ltd.	4,349	157,260
Fossil Group, Inc.*	1,309	135,233
Sears Holdings Corp.*	2,367	99,603
Total Consumer Discretionary		13,708,857
Health Care - 7.1%
Gilead Sciences, Inc.*	33,898	1,735,916
Amgen, Inc.	16,665	1,644,169
Biogen Idec, Inc.*	5,272	1,134,534
Express Scripts Holding Co.*	18,171	1,120,969
Celgene Corp.*	9,260	1,082,587
Regeneron Pharmaceuticals, Inc.*	2,130	478,994
Intuitive Surgical, Inc.*	893	452,376
Alexion Pharmaceuticals, Inc.*	4,323	398,754
Vertex Pharmaceuticals, Inc.*	4,919	392,881
Cerner Corp.*	3,807	365,815
Life Technologies Corp.*	3,830	283,458
Mylan, Inc.*	8,472	262,886
Catamaran Corp.*	4,570	222,650
Henry Schein, Inc.*	1,930	184,798
DENTSPLY International, Inc.	3,188	130,580
Total Health Care		9,891,367
Consumer Staples - 2.6%
Mondelez International, Inc. — Class A	39,630	1,130,644
Costco Wholesale Corp.	9,700	1,072,529
Kraft Foods Group, Inc.	13,215	738,322
Whole Foods Market, Inc.	8,248	424,607
Monster Beverage Corp.*	3,686	223,998
Total Consumer Staples		3,590,100
Industrials - 1.1%
PACCAR, Inc.	7,842	420,802
Fastenal Co.	6,595	302,381
Verisk Analytics, Inc. — Class A*	3,740	223,278
Stericycle, Inc.*	1,922	212,246
CH Robinson Worldwide, Inc.	3,556	200,238
Expeditors International of Washington, Inc.	4,594	174,618
Total Industrials		1,533,563
Telecommunication Services - 0.6%
Vodafone Group plc ADR	22,209	638,286

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 54.3% (continued)
Telecommunication Services - 0.6% (continued)
SBA Communications Corp. — Class A*	2,840	$210,501
Total Telecommunication Services		848,787
Materials - 0.2%
Sigma-Aldrich Corp.	2,672	214,722
Randgold Resources Ltd. ADR	1,094	70,071
Total Materials		284,793
Total Common Stocks
(Cost $68,369,226)		75,313,144
	Face Amount
REPURCHASE AGREEMENTS††,1 - 28.2%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	$31,527,799	31,527,799
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[2]	7,551,046	7,551,046
Total Repurchase Agreements
(Cost $39,078,845)		39,078,845
Total Investments - 82.5%
(Cost $107,448,071)		$114,391,989
Other Assets & Liabilities, net - 17.5%		24,309,444
Total Net Assets - 100.0%		$138,701,433

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $22,099,905)	381	$(19,448)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 NASDAQ-100 Index Swap, Terminating 07/29/13[3] (Notional Value $109,383,987)	37,594	$603,719
Barclays Bank plc July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13[3] (Notional Value $67,196,114)	23,095	61,102
Credit Suisse Capital, LLC July 2013 NASDAQ-100 Index Swap, Terminating 07/31/13[3] (Notional Value $3,568,645)	1,227	3,247
(Total Notional Value $180,148,746)		$668,068

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreements — See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1%
Financials - 14.9%
FirstMerit Corp.	3,055	$61,191
Prosperity Bancshares, Inc.	1,114	57,693
Highwoods Properties, Inc.	1,517	54,021
CNO Financial Group, Inc.	4,098	53,109
RLJ Lodging Trust	2,283	51,345
Prospect Capital Corp.	4,488	48,469
Portfolio Recovery Associates, Inc.*	309	47,472
Hancock Holding Co.	1,566	47,089
Chambers Street Properties	4,590	45,900
Geo Group, Inc.	1,323	44,916
Susquehanna Bancshares, Inc.	3,438	44,177
First American Financial Corp.	1,999	44,058
EPR Properties	870	43,735
LaSalle Hotel Properties	1,766	43,620
American Realty Capital Properties, Inc.	2,840	43,338
Webster Financial Corp.	1,667	42,808
Healthcare Realty Trust, Inc.	1,667	42,509
Stifel Financial Corp.*	1,176	41,948
Invesco Mortgage Capital, Inc.	2,499	41,383
Financial Engines, Inc.	901	41,077
Medical Properties Trust, Inc.	2,767	39,623
Colonial Properties Trust	1,635	39,436
CubeSmart	2,459	39,295
Primerica, Inc.	1,049	39,275
DCT Industrial Trust, Inc.	5,367	38,374
Sovran Self Storage, Inc.	584	37,837
Radian Group, Inc.	3,191	37,080
Lexington Realty Trust	3,114	36,372
MGIC Investment Corp.*	5,980	36,300
Sunstone Hotel Investors, Inc.*	3,003	36,276
UMB Financial Corp.	604	33,625
DiamondRock Hospitality Co.	3,606	33,608
Platinum Underwriters Holdings Ltd.	587	33,588
Capitol Federal Financial, Inc.	2,750	33,386
NorthStar Realty Finance Corp.	3,660	33,306
Texas Capital Bancshares, Inc.*	750	33,270
Washington Real Estate Investment Trust	1,227	33,019
Sun Communities, Inc.	658	32,742
ARMOUR Residential REIT, Inc.	6,906	32,527
First Financial Bankshares, Inc.	581	32,338
FNB Corp.	2,671	32,266
MarketAxess Holdings, Inc.	689	32,210
Apollo Investment Corp.	4,146	32,090
Ryman Hospitality Properties	810	31,598
New Residential Investment Corp.	4,670	31,476
EastGroup Properties, Inc.	559	31,455
Alexander & Baldwin, Inc.*	790	31,403
BancorpSouth, Inc.	1,757	31,099
Umpqua Holdings Corp.	2,063	30,966
Trustmark Corp.	1,243	30,553
RLI Corp.	397	30,335
First Industrial Realty Trust, Inc.	1,982	30,067
Potlatch Corp.	743	30,047
CYS Investments, Inc.	3,225	29,702
Glacier Bancorp, Inc.	1,334	29,601
Strategic Hotels & Resorts, Inc.*	3,340	29,592
Cathay General Bancorp	1,453	29,569
Pebblebrook Hotel Trust	1,131	29,236
IBERIABANK Corp.	545	29,217
Glimcher Realty Trust	2,665	29,101
DuPont Fabros Technology, Inc.	1,156	27,917
National Health Investors, Inc.	459	27,476
MB Financial, Inc.	1,007	26,988
First Cash Financial Services, Inc.*	543	26,721
Wintrust Financial Corp.	687	26,298
Enstar Group Ltd.*	196	26,064
Old National Bancorp	1,871	25,876
Redwood Trust, Inc.	1,517	25,789
Government Properties Income Trust	1,011	25,497
PrivateBancorp, Inc. — Class A	1,197	25,388
Home Loan Servicing Solutions Ltd.	1,052	25,216
Acadia Realty Trust	1,021	25,207
Equity One, Inc.	1,112	25,165
Bank of the Ozarks, Inc.	578	25,045
LTC Properties, Inc.	640	24,992
EverBank Financial Corp.	1,481	24,525
United Bankshares, Inc.	927	24,519
PS Business Parks, Inc.	337	24,321
Symetra Financial Corp.	1,503	24,033
Cash America International, Inc.	527	23,957
Greenhill & Company, Inc.	518	23,693
Pennsylvania Real Estate Investment Trust	1,254	23,676
Colony Financial, Inc.	1,190	23,669
Selective Insurance Group, Inc.	1,025	23,596
Janus Capital Group, Inc.	2,750	23,403
Northwest Bancshares, Inc.	1,732	23,399
Fifth Street Finance Corp.	2,231	23,314
Evercore Partners, Inc. — Class A	587	23,057
PennyMac Mortgage Investment Trust	1,091	22,966
Walter Investment Management Corp.*	678	22,923
Community Bank System, Inc.	741	22,860
Westamerica Bancorporation	498	22,754
Columbia Banking System, Inc.	944	22,477
International Bancshares Corp.	982	22,174
National Penn Bancshares, Inc.	2,158	21,925
Franklin Street Properties Corp.	1,659	21,899
Tower Group International Ltd.	1,062	21,782
Western Alliance Bancorporation*	1,364	21,592
Home BancShares, Inc.	830	21,555
Education Realty Trust, Inc.	2,104	21,524
PHH Corp.*	1,054	21,480
PacWest Bancorp	699	21,424
Montpelier Re Holdings Ltd.	856	21,409
WisdomTree Investments, Inc.*	1,850	21,405

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Financials - 14.9% (continued)
Capstead Mortgage Corp.	1,767	$21,381
Argo Group International Holdings Ltd.	503	21,322
Hersha Hospitality Trust — Class A	3,738	21,082
BBCN Bancorp, Inc.	1,456	20,704
CVB Financial Corp.	1,697	19,957
Ambac Financial Group, Inc.*	835	19,898
Cousins Properties, Inc.	1,968	19,877
American Capital Mortgage Investment Corp.	1,091	19,605
Solar Capital Ltd.	835	19,280
American Assets Trust, Inc.	622	19,195
First Midwest Bancorp, Inc.	1,389	19,057
National Bank Holdings Corp. — Class A	960	18,912
National Financial Partners Corp.*	744	18,830
Hilltop Holdings, Inc.*	1,146	18,794
Spirit Realty Capital, Inc.	1,060	18,783
Amtrust Financial Services, Inc.	524	18,707
American Equity Investment Life Holding Co.	1,186	18,620
Chesapeake Lodging Trust	893	18,565
Virtus Investment Partners, Inc.*	103	18,156
Investors Bancorp, Inc.	861	18,150
Sabra Health Care REIT, Inc.	685	17,885
Horace Mann Educators Corp.	733	17,871
Main Street Capital Corp.	642	17,777
iStar Financial, Inc.*	1,567	17,691
Astoria Financial Corp.	1,627	17,539
Provident Financial Services, Inc.	1,098	17,326
Hudson Pacific Properties, Inc.	803	17,088
Ramco-Gershenson Properties Trust	1,098	17,052
NBT Bancorp, Inc.	805	17,042
Retail Opportunity Investments Corp.	1,225	17,028
Pinnacle Financial Partners, Inc.*	648	16,660
Kennedy-Wilson Holdings, Inc.	966	16,074
Inland Real Estate Corp.	1,570	16,045
Investors Real Estate Trust	1,858	15,979
EZCORP, Inc. — Class A*	940	15,867
First Financial Bancorp	1,063	15,839
Hercules Technology Growth Capital, Inc.	1,135	15,822
Boston Private Financial Holdings, Inc.	1,474	15,683
SCBT Financial Corp.	310	15,621
STAG Industrial, Inc.	773	15,421
Nelnet, Inc. — Class A	427	15,410
ViewPoint Financial Group, Inc.	734	15,275
OFG Bancorp	840	15,212
Anworth Mortgage Asset Corp.	2,668	14,941
Associated Estates Realty Corp.	927	14,906
Sterling Financial Corp.	623	14,815
World Acceptance Corp.*	170	14,780
Independent Bank Corp.	427	14,732
Park National Corp.	210	14,446
Resource Capital Corp.	2,345	14,422
Encore Capital Group, Inc.*	434	14,370
Credit Acceptance Corp.*	136	14,287
First Potomac Realty Trust	1,085	14,170
Triangle Capital Corp.	513	14,113
Employers Holdings, Inc.	567	13,863
CapLease, Inc.	1,640	13,842
BGC Partners, Inc. — Class A	2,342	13,794
Campus Crest Communities, Inc.	1,189	13,721
Parkway Properties, Inc.	809	13,559
FelCor Lodging Trust, Inc.*	2,294	13,558
PennantPark Investment Corp.	1,226	13,547
Chemical Financial Corp.	512	13,307
First Commonwealth Financial Corp.	1,805	13,303
Oritani Financial Corp.	834	13,077
Infinity Property & Casualty Corp.	215	12,848
Forestar Group, Inc.*	638	12,798
Berkshire Hills Bancorp, Inc.	461	12,797
BlackRock Kelso Capital Corp.	1,365	12,776
Greenlight Capital Re Ltd. — Class A*	519	12,731
WesBanco, Inc.	477	12,607
Northfield Bancorp, Inc.	1,075	12,599
Alexander's, Inc.	42	12,336
Banner Corp.	362	12,232
Coresite Realty Corp.	384	12,215
Banco Latinoamericano de Comercio Exterior S.A. — Class E	543	12,158
Tompkins Financial Corp.	269	12,156
Cohen & Steers, Inc.	346	11,757
Safety Insurance Group, Inc.	239	11,594
Summit Hotel Properties, Inc.	1,215	11,482
Excel Trust, Inc.	885	11,337
Renasant Corp.	465	11,318
Knight Capital Group, Inc. — Class A*	3,145	11,291
Brookline Bancorp, Inc.	1,296	11,249
City Holding Co.	288	11,218
Golub Capital BDC, Inc.	640	11,200
Navigators Group, Inc.*	195	11,123
FXCM, Inc. — Class A	675	11,077
Ashford Hospitality Trust, Inc.	960	10,992
HFF, Inc. — Class A	615	10,929
AMERISAFE, Inc.	335	10,851
S&T Bancorp, Inc.	553	10,839
Apollo Commercial Real Estate Finance, Inc.	681	10,814
Stewart Information Services Corp.	398	10,424
Maiden Holdings Ltd.	924	10,367
Dynex Capital, Inc.	1,011	10,302
Netspend Holdings, Inc.*	645	10,301
Hanmi Financial Corp.*	582	10,284
DFC Global Corp.*	743	10,261
Kite Realty Group Trust	1,688	10,179
BofI Holding, Inc.*	220	10,080
RPX Corp.*	599	10,063

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Financials - 14.9% (continued)
Piper Jaffray Cos.*	317	$10,020
Sandy Spring Bancorp, Inc.	463	10,010
United Community Banks, Inc.*	797	9,899
Getty Realty Corp.	474	9,788
AG Mortgage Investment Trust, Inc.	518	9,744
RAIT Financial Trust	1,293	9,723
Apollo Residential Mortgage, Inc.	590	9,723
Green Dot Corp. — Class A*	480	9,576
Investment Technology Group, Inc.*	682	9,534
Universal Health Realty Income Trust	220	9,489
TrustCo Bank Corp. NY	1,743	9,482
Flushing Financial Corp.	574	9,442
United Fire Group, Inc.	380	9,435
First BanCorp*	1,326	9,388
TICC Capital Corp.	971	9,341
Eagle Bancorp, Inc.*	413	9,236
Capital Southwest Corp.	67	9,235
Urstadt Biddle Properties, Inc. — Class A	457	9,218
Community Trust Bancorp, Inc.	257	9,154
First Merchants Corp.	533	9,141
Bancorp, Inc.*	609	9,129
Dime Community Bancshares, Inc.	589	9,023
State Bank Financial Corp.	591	8,883
PICO Holdings, Inc.*	423	8,866
Select Income REIT	315	8,833
Capital Bank Financial Corp. — Class A*	460	8,735
Lakeland Financial Corp.	307	8,519
National Western Life Insurance Co. — Class A	44	8,353
StellarOne Corp.	423	8,312
New Mountain Finance Corp.	582	8,241
eHealth, Inc.*	362	8,225
Cardinal Financial Corp.	558	8,169
Rouse Properties, Inc.	415	8,142
Simmons First National Corp. — Class A	309	8,062
ICG Group, Inc.*	701	7,991
TCP Capital Corp.	476	7,983
New York Mortgage Trust, Inc.	1,178	7,975
Southside Bancshares, Inc.	332	7,928
Western Asset Mortgage Capital Corp.	450	7,857
Arlington Asset Investment Corp. — Class A	292	7,808
Monmouth Real Estate Investment Corp. — Class A	781	7,708
Altisource Residential Corp.*	460	7,677
Washington Trust Bancorp, Inc.	268	7,643
Provident New York Bancorp	818	7,640
Union First Market Bankshares Corp.	371	7,639
Heartland Financial USA, Inc.	277	7,615
Wilshire Bancorp, Inc.	1,144	7,573
Ameris Bancorp*	441	7,431
WSFS Financial Corp.	141	7,387
THL Credit, Inc.	486	7,382
CyrusOne, Inc.	355	7,363
Meadowbrook Insurance Group, Inc.	916	7,355
Agree Realty Corp.	248	7,321
Central Pacific Financial Corp.*	401	7,218
Medley Capital Corp.	531	7,211
Tejon Ranch Co.*	253	7,208
TowneBank	487	7,169
FBL Financial Group, Inc. — Class A	160	6,962
Virginia Commerce Bancorp, Inc.*	498	6,952
Cedar Realty Trust, Inc.	1,334	6,910
MCG Capital Corp.	1,314	6,846
First Interstate Bancsystem, Inc. — Class A	322	6,675
Rockville Financial, Inc.	509	6,658
Terreno Realty Corp.	356	6,597
Sterling Bancorp	567	6,589
First Financial Holdings, Inc.	310	6,575
HomeTrust Bancshares, Inc.*	386	6,547
1st Source Corp.	274	6,510
Winthrop Realty Trust	541	6,508
SY Bancorp, Inc.	263	6,451
First Financial Corp.	208	6,446
NewStar Financial, Inc.*	480	6,394
Trico Bancshares	297	6,335
Saul Centers, Inc.	141	6,269
Safeguard Scientifics, Inc.*	390	6,260
GAMCO Investors, Inc. — Class A	109	6,040
Customers Bancorp, Inc.*	370	6,013
OneBeacon Insurance Group Ltd. — Class A	415	6,009
First Busey Corp.	1,335	6,008
Bryn Mawr Bank Corp.	250	5,983
Univest Corporation of Pennsylvania	313	5,969
BancFirst Corp.	128	5,958
KCAP Financial, Inc.	519	5,844
Lakeland Bancorp, Inc.	550	5,737
AmREIT, Inc. — Class B	296	5,725
Federal Agricultural Mortgage Corp. — Class C	195	5,632
Chatham Lodging Trust	325	5,584
MVC Capital, Inc.	442	5,565
United Financial Bancorp, Inc.	367	5,560
CoBiz Financial, Inc.	658	5,461
Westwood Holdings Group, Inc.	126	5,408
Enterprise Financial Services Corp.	338	5,394
Taylor Capital Group, Inc.*	315	5,320
Walker & Dunlop, Inc.*	304	5,320
Aviv REIT, Inc.	210	5,311
German American Bancorp, Inc.	234	5,270
Great Southern Bancorp, Inc.	195	5,257

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Financials - 14.9% (continued)
HCI Group, Inc.	171	$5,253
American Safety Insurance Holdings Ltd.*	181	5,240
First Community Bancshares, Inc.	334	5,237
Cowen Group, Inc. — Class A*	1,805	5,235
Metro Bancorp, Inc.*	260	5,208
First Bancorp	363	5,118
Hudson Valley Holding Corp.	301	5,111
PennyMac Financial Services, Inc. — Class A*	240	5,105
Flagstar Bancorp, Inc.*	365	5,095
State Auto Financial Corp.	280	5,088
Camden National Corp.	143	5,072
HomeStreet, Inc.	235	5,041
MainSource Financial Group, Inc.	375	5,036
GFI Group, Inc.	1,284	5,020
Beneficial Mutual Bancorp, Inc.*	592	4,973
Gramercy Property Trust, Inc.*	1,100	4,950
Whitestone REIT — Class B	312	4,917
Park Sterling Corp.*	828	4,893
Southwest Bancorp, Inc.*	368	4,858
Bank Mutual Corp.	860	4,850
Centerstate Banks, Inc.	555	4,817
Citizens, Inc.*	797	4,766
One Liberty Properties, Inc.	216	4,743
Medallion Financial Corp.	340	4,729
First of Long Island Corp.	142	4,713
National Bankshares, Inc.	132	4,690
Arrow Financial Corp.	189	4,678
Fidus Investment Corp.	249	4,659
Silver Bay Realty Trust Corp.	281	4,653
Financial Institutions, Inc.	252	4,639
OmniAmerican Bancorp, Inc.*	208	4,582
Manning & Napier, Inc. — Class A	256	4,547
International. FCStone, Inc.*	257	4,485
Phoenix Companies, Inc.*	104	4,472
American Residential Properties, Inc.*	255	4,386
Territorial Bancorp, Inc.	193	4,364
Citizens & Northern Corp.	225	4,347
First Connecticut Bancorp, Inc.	311	4,329
Gladstone Commercial Corp.	230	4,287
Charter Financial Corp.	423	4,264
Bank of Marin Bancorp	105	4,200
Armada Hoffler Properties, Inc.	355	4,182
Consolidated-Tomoka Land Co.	109	4,159
Peoples Bancorp, Inc.	197	4,153
First Defiance Financial Corp.	182	4,104
Baldwin & Lyons, Inc. — Class B	169	4,103
Diamond Hill Investment Group, Inc.	48	4,082
Global Indemnity plc — Class A*	173	4,074
Washington Banking Co.	284	4,033
Heritage Financial Corp.	275	4,029
FBR & Co.*	157	3,966
Republic Bancorp, Inc. — Class A	180	3,946
Pacific Continental Corp.	333	3,929
OceanFirst Financial Corp.	251	3,903
CNB Financial Corp.	230	3,896
Ames National Corp.	171	3,892
BNC Bancorp	340	3,883
Solar Senior Capital Ltd.	210	3,866
Fox Chase Bancorp, Inc.	227	3,859
Calamos Asset Management, Inc. — Class A	365	3,833
Universal Insurance Holdings, Inc.	538	3,809
Yadkin Financial Corp.*	270	3,791
Bridge Bancorp, Inc.	168	3,780
1st United Bancorp, Inc.	550	3,696
National Interstate Corp.	125	3,656
Gladstone Investment Corp.	486	3,572
Pacific Premier Bancorp, Inc.*	290	3,544
Franklin Financial Corp.	196	3,530
Preferred Bank/Los Angeles CA*	214	3,527
JAVELIN Mortgage Investment Corp.	250	3,523
Oppenheimer Holdings, Inc. — Class A	185	3,522
Suffolk Bancorp*	214	3,497
Home Federal Bancorp, Inc.	269	3,427
United Community Financial Corp.*	730	3,395
Stellus Capital Investment Corp.	225	3,386
West Bancorporation, Inc.	287	3,372
Marlin Business Services Corp.	148	3,371
American National Bankshares, Inc.	145	3,370
Horizon Bancorp	165	3,368
BankFinancial Corp.	392	3,332
MPG Office Trust, Inc.*	1,060	3,328
Sierra Bancorp	222	3,286
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	276	3,279
C&F Financial Corp.	58	3,232
Firsthand Technology Value Fund, Inc.*	162	3,217
First Financial Northwest, Inc.	310	3,196
Gladstone Capital Corp.	390	3,186
Bank of Kentucky Financial Corp.	112	3,185
Penns Woods Bancorp, Inc.	75	3,140
Ladenburg Thalmann Financial Services, Inc.*	1,900	3,135
Guaranty Bancorp	274	3,110
First Bancorp, Inc.	177	3,094
AV Homes, Inc.*	174	3,085
MidWestOne Financial Group, Inc.	128	3,080
Merchants Bancshares, Inc.	103	3,046
Farmers Capital Bank Corp.*	140	3,037
Seacoast Banking Corporation of Florida*	1,357	2,985
Mercantile Bank Corp.	166	2,983
Thomas Properties Group, Inc.	559	2,963
Nicholas Financial, Inc.	195	2,948
Meridian Interstate Bancorp, Inc.*	156	2,937
Northrim BanCorp, Inc.	121	2,927

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Financials - 14.9% (continued)
SWS Group, Inc.*	537	$2,927
UMH Properties, Inc.	284	2,917
ESB Financial Corp.	238	2,887
MetroCorp Bancshares, Inc.	295	2,879
Peapack Gladstone Financial Corp.	163	2,853
Bridge Capital Holdings*	178	2,823
Kansas City Life Insurance Co.	73	2,794
NewBridge Bancorp*	465	2,785
GSV Capital Corp.*	354	2,782
Kearny Financial Corp.*	265	2,780
Center Bancorp, Inc.	217	2,754
Bar Harbor Bankshares	75	2,741
Crawford & Co. — Class B	485	2,726
First Pactrust Bancorp, Inc.	200	2,716
Heritage Commerce Corp.*	386	2,702
PennantPark Floating Rate Capital Ltd.	190	2,687
CU Bancorp*	170	2,686
Provident Financial Holdings, Inc.	167	2,652
Meta Financial Group, Inc.	100	2,628
Capital City Bank Group, Inc.*	226	2,606
Sun Bancorp, Inc.*	742	2,515
First Security Group, Inc.*	1,155	2,506
Westfield Financial, Inc.	358	2,506
Regional Management Corp.*	100	2,500
LCNB Corp.	110	2,460
Enterprise Bancorp, Inc.	130	2,404
NGP Capital Resources Co.	391	2,397
Hallmark Financial Services, Inc.*	262	2,395
MidSouth Bancorp, Inc.	154	2,392
Roma Financial Corp.	131	2,379
Fidelity Southern Corp.*	192	2,375
First M&F Corp.	150	2,372
Chemung Financial Corp.	70	2,344
Heritage Oaks Bancorp*	370	2,283
Consumer Portfolio Services, Inc.*	310	2,275
Century Bancorp, Inc. — Class A	64	2,240
Eastern Insurance Holdings, Inc.	119	2,231
Home Bancorp, Inc.*	120	2,220
Macatawa Bank Corp.*	440	2,218
Intervest Bancshares Corp. — Class A*	330	2,204
Imperial Holdings, Inc.*	315	2,158
EMC Insurance Group, Inc.	82	2,153
Ellington Residential Mortgage REIT	120	2,142
Independent Bank Group, Inc.*	70	2,128
Horizon Technology Finance Corp.	154	2,116
Tree.com, Inc.	121	2,074
WhiteHorse Finance, Inc.	130	2,048
Doral Financial Corp.*	2,405	1,996
First Marblehead Corp.*	1,682	1,985
First NBC Bank Holding Co.*	80	1,952
Middleburg Financial Corp.	102	1,948
NASB Financial, Inc.*	74	1,937
Clifton Savings Bancorp, Inc.	163	1,932
JMP Group, Inc.	289	1,919
Resource America, Inc. — Class A	221	1,879
Donegal Group, Inc. — Class A	134	1,872
ZAIS Financial Corp.	100	1,817
ESSA Bancorp, Inc.	163	1,786
Ares Commercial Real Estate Corp.	136	1,742
Independence Holding Co.	145	1,714
Access National Corp.	131	1,700
Garrison Capital, Inc.	110	1,696
BBX Capital Corp. — Class A*	130	1,678
Tristate Capital Holdings, Inc.*	120	1,650
CommunityOne Bancorp*	197	1,598
Hingham Institution for Savings	22	1,493
Investors Title Co.	21	1,490
Pzena Investment Management, Inc. — Class A	210	1,369
Waterstone Financial, Inc.*	132	1,341
Gain Capital Holdings, Inc.	203	1,281
Palmetto Bancshares, Inc.*	80	1,040
Crescent Financial Bancshares, Inc.*	225	986
CIFC Corp.*	128	966
Health Insurance Innovations, Inc. — Class A*	90	947
ConnectOne Bancorp, Inc.*	30	922
Fortegra Financial Corp.*	119	818
Hampton Roads Bankshares, Inc.*	620	800
California First National Bancorp	47	776
Cascade Bancorp*	111	689
First Federal Bancshares of Arkansas, Inc.*	52	411
Total Financials		6,102,771
Information Technology - 11.1%
CoStar Group, Inc.*	527	68,019
CommVault Systems, Inc.*	858	65,113
Ultimate Software Group, Inc.*	515	60,404
WEX, Inc.*	721	55,301
PTC, Inc.*	2,203	54,040
ViaSat, Inc.*	731	52,236
FEI Co.	715	52,187
Aspen Technology, Inc.*	1,731	49,835
MAXIMUS, Inc.	626	46,624
QLIK Technologies, Inc.*	1,605	45,373
Semtech Corp.*	1,248	43,718
Tyler Technologies, Inc.*	585	40,102
Microsemi Corp.*	1,717	39,063
Anixter International, Inc.*	501	37,980
Cognex Corp.	806	36,446
Ciena Corp.*	1,875	36,412
j2 Global, Inc.	852	36,218
SS&C Technologies Holdings, Inc.*	1,074	35,335
Plantronics, Inc.	802	35,224
SunEdison, Inc.*	4,281	34,975
ValueClick, Inc.*	1,408	34,748

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Information Technology - 11.1% (continued)
Verint Systems, Inc.*	972	$34,477
Mentor Graphics Corp.	1,762	34,447
ACI Worldwide, Inc.*	737	34,256
InterDigital, Inc.	759	33,889
Convergys Corp.	1,942	33,849
Hittite Microwave Corp.*	581	33,699
Cavium, Inc.*	948	33,531
Guidewire Software, Inc.*	777	32,673
Aruba Networks, Inc.*	2,102	32,287
Cornerstone OnDemand, Inc.*	743	32,164
Sourcefire, Inc.*	571	31,719
Itron, Inc.*	730	30,974
ARRIS Group, Inc.*	2,154	30,910
Acxiom Corp.*	1,361	30,867
Littelfuse, Inc.	408	30,442
Fair Isaac Corp.	662	30,339
VistaPrint N.V.*, 1	599	29,573
Euronet Worldwide, Inc.*	925	29,471
Finisar Corp.*	1,724	29,222
Cypress Semiconductor Corp.	2,710	29,078
Dealertrack Technologies, Inc.*	807	28,592
Manhattan Associates, Inc.*	362	27,932
RF Micro Devices, Inc.*	5,186	27,745
Blackbaud, Inc.	841	27,391
CACI International, Inc. — Class A*	431	27,364
OpenTable, Inc.*	424	27,115
Infoblox, Inc.*	924	27,036
ADTRAN, Inc.	1,098	27,022
International Rectifier Corp.*	1,280	26,803
ExactTarget, Inc.*	790	26,639
Sapient Corp.*	2,033	26,551
MKS Instruments, Inc.	983	26,089
TiVo, Inc.*	2,335	25,802
Veeco Instruments, Inc.*	720	25,502
Heartland Payment Systems, Inc.	670	24,958
Coherent, Inc.	453	24,947
Electronics for Imaging, Inc.*	860	24,330
Entegris, Inc.*	2,571	24,142
PMC - Sierra, Inc.*	3,760	23,876
OSI Systems, Inc.*	364	23,449
Progress Software Corp.*	1,016	23,378
Synaptics, Inc.*	595	22,943
Cardtronics, Inc.*	831	22,936
Infinera Corp.*,1	2,140	22,834
Take-Two Interactive Software, Inc.*	1,491	22,320
Sanmina Corp.*	1,530	21,955
Power Integrations, Inc.	538	21,821
NETGEAR, Inc.*	714	21,806
Zillow, Inc. — Class A*	383	21,563
Advent Software, Inc.*	606	21,246
TriQuint Semiconductor, Inc.*	3,014	20,887
Universal Display Corp.*	741	20,830
Angie's List, Inc.*	776	20,603
SYNNEX Corp.*	484	20,463
Tessera Technologies, Inc.	977	20,322
Cirrus Logic, Inc.*	1,170	20,311
Benchmark Electronics, Inc.*	1,007	20,241
Fusion-io, Inc.*	1,400	19,936
NIC, Inc.	1,196	19,770
Web.com Group, Inc.*	771	19,738
Integrated Device Technology, Inc.*	2,435	19,334
Ixia*	1,046	19,246
WebMD Health Corp. — Class A*	649	19,061
Yelp, Inc. — Class A*	547	19,019
Ultratech, Inc.*	517	18,984
Plexus Corp.*	625	18,681
OmniVision Technologies, Inc.*	992	18,501
Intersil Corp. — Class A	2,350	18,377
Unisys Corp.*	813	17,943
Monotype Imaging Holdings, Inc.	704	17,889
ExlService Holdings, Inc.*	605	17,884
Syntel, Inc.	282	17,729
Rambus, Inc.*	2,055	17,652
Bottomline Technologies de, Inc.*	697	17,627
Diodes, Inc.*	659	17,114
Imperva, Inc.*	374	16,845
Synchronoss Technologies, Inc.*	542	16,732
MTS Systems Corp.	292	16,527
Monolithic Power Systems, Inc.	683	16,467
ScanSource, Inc.*	511	16,352
comScore, Inc.*	664	16,195
InvenSense, Inc. — Class A*	1,043	16,041
Liquidity Services, Inc.*	456	15,810
RealPage, Inc.*	862	15,809
QLogic Corp.*	1,645	15,726
SunPower Corp. — Class A*	759	15,711
NetScout Systems, Inc.*	667	15,568
VirnetX Holding Corp.*	775	15,492
SPS Commerce, Inc.*	281	15,455
Rogers Corp.*	313	14,811
MicroStrategy, Inc. — Class A*	170	14,783
Interactive Intelligence Group, Inc.*	282	14,551
Cray, Inc.*	731	14,356
Insight Enterprises, Inc.*	808	14,334
BroadSoft, Inc.*	514	14,186
Cabot Microelectronics Corp.*	426	14,062
Blucora, Inc.*	755	13,998
ATMI, Inc.*	591	13,977
Trulia, Inc.*	440	13,680
CSG Systems International, Inc.	629	13,649
Jive Software, Inc.*	731	13,282
Harmonic, Inc.*	2,085	13,240
Measurement Specialties, Inc.*	284	13,215
Tellabs, Inc.	6,557	12,983
United Online, Inc.	1,711	12,969
Rofin-Sinar Technologies, Inc.*	520	12,969
Advanced Energy Industries, Inc.*	722	12,570
Demandware, Inc.*	296	12,553
PROS Holdings, Inc.*	415	12,429
Bankrate, Inc.*	855	12,278
Digital River, Inc.*	653	12,257
Comverse, Inc.*	410	12,202
Sonus Networks, Inc.*	3,984	11,992
Brooks Automation, Inc.	1,227	11,939

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Information Technology - 11.1% (continued)
EVERTEC, Inc.*	540	$11,864
Badger Meter, Inc.	266	11,850
EarthLink, Inc.	1,903	11,818
Methode Electronics, Inc.	688	11,703
Sykes Enterprises, Inc.*	723	11,394
ManTech International Corp. — Class A	436	11,388
Ellie Mae, Inc.*	483	11,148
Intermec, Inc.*	1,118	10,990
Applied Micro Circuits Corp.*	1,248	10,982
Emulex Corp.*	1,679	10,947
Spansion, Inc. — Class A*	871	10,905
LogMeIn, Inc.*	445	10,885
EPAM Systems, Inc.*	400	10,872
Lattice Semiconductor Corp.*	2,134	10,819
Checkpoint Systems, Inc.*	756	10,728
Pegasystems, Inc.	321	10,632
iGATE Corp.*	646	10,607
FARO Technologies, Inc.*	313	10,586
SciQuest, Inc.*	421	10,546
Monster Worldwide, Inc.*	2,146	10,537
ServiceSource International, Inc.*	1,125	10,485
Envestnet, Inc.*	422	10,381
RealD, Inc.*	742	10,314
Ruckus Wireless, Inc.*	800	10,248
FleetMatics Group plc*	306	10,168
Newport Corp.*	718	10,002
Responsys, Inc.*	678	9,702
Proofpoint, Inc.*	398	9,644
Stamps.com, Inc.*	243	9,572
CalAmp Corp.*	648	9,461
Move, Inc.*	737	9,448
Park Electrochemical Corp.	386	9,268
Constant Contact, Inc.*	571	9,176
GT Advanced Technologies, Inc.*	2,207	9,159
LivePerson, Inc.*	1,014	9,080
Photronics, Inc.*	1,125	9,068
MoneyGram International, Inc.*	400	9,060
Cass Information Systems, Inc.	195	8,990
Tangoe, Inc.*	571	8,811
Accelrys, Inc.*	1,033	8,677
AVG Technologies N.V.*	439	8,539
Micrel, Inc.	863	8,526
TeleTech Holdings, Inc.*	363	8,505
PDF Solutions, Inc.*	460	8,478
Forrester Research, Inc.	231	8,475
CTS Corp.	620	8,457
Virtusa Corp.*	380	8,421
Silicon Graphics International Corp.*	628	8,403
Bazaarvoice, Inc.*	891	8,393
Silicon Image, Inc.*	1,422	8,319
Comtech Telecommunications Corp.	307	8,255
Perficient, Inc.*	618	8,244
TTM Technologies, Inc.*	981	8,240
Internap Network Services Corp.*	987	8,162
Ceva, Inc.*	408	7,899
Shutterstock, Inc.*	140	7,809
Power-One, Inc.*	1,235	7,805
EPIQ Systems, Inc.	579	7,799
Global Cash Access Holdings, Inc.*	1,220	7,637
Exar Corp.*	708	7,625
Black Box Corp.	300	7,596
Active Network, Inc.*	994	7,525
Calix, Inc.*	737	7,444
Parkervision, Inc.*	1,630	7,417
Fabrinet*	526	7,364
Seachange International, Inc.*	608	7,120
DTS, Inc.*	342	7,038
Entropic Communications, Inc.*	1,648	7,037
Daktronics, Inc.	675	6,926
Dice Holdings, Inc.*	746	6,871
Higher One Holdings, Inc.*	582	6,774
Immersion Corp.*	511	6,771
Rudolph Technologies, Inc.*	599	6,709
FormFactor, Inc.*	993	6,703
Computer Task Group, Inc.	283	6,501
Volterra Semiconductor Corp.*	459	6,481
Super Micro Computer, Inc.*	587	6,246
Nanometrics, Inc.*	422	6,191
Oplink Communications, Inc.*	352	6,114
Keynote Systems, Inc.	303	5,987
Extreme Networks*	1,713	5,910
Electro Rent Corp.	350	5,877
Ambarella, Inc.*	345	5,806
Actuate Corp.*	872	5,790
Integrated Silicon Solution, Inc.*	523	5,732
Millennial Media, Inc.*	650	5,662
Cohu, Inc.	452	5,650
XO Group, Inc.*	493	5,522
Mercury Systems, Inc.*	597	5,504
Globecomm Systems, Inc.*	435	5,498
Quantum Corp.*	3,918	5,368
Peregrine Semiconductor Corp.*	487	5,313
Inphi Corp.*	481	5,291
Ebix, Inc.	571	5,287
LTX-Credence Corp.*	878	5,259
Procera Networks, Inc.*	379	5,204
IntraLinks Holdings, Inc.*	710	5,155
QuinStreet, Inc.*	576	4,971
IXYS Corp.	449	4,966
Amkor Technology, Inc.*	1,179	4,964
Zygo Corp.*	312	4,933
Blackhawk Network Holdings, Inc.*	210	4,872
Anaren, Inc.*	212	4,863
Zix Corp.*	1,142	4,831
E2open, Inc.*	276	4,830
Electro Scientific Industries, Inc.	441	4,745
Market Leader, Inc.*	441	4,719
CIBER, Inc.*	1,378	4,603
Brightcove, Inc.*	520	4,555
Callidus Software, Inc.*	690	4,547
GSI Group, Inc.*	564	4,535

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Information Technology - 11.1% (continued)
Kopin Corp.*	1,222	$4,534
Qualys, Inc.*	280	4,514
VASCO Data Security International, Inc.*	536	4,454
Digi International, Inc.*	475	4,451
Supertex, Inc.	184	4,399
ShoreTel, Inc.*	1,088	4,385
ePlus, Inc.	73	4,372
support.com, Inc.*	927	4,236
STEC, Inc.*	624	4,193
NVE Corp.*	89	4,167
Ubiquiti Networks, Inc.	233	4,087
Global Eagle Entertainment, Inc.*	400	4,024
Demand Media, Inc.*	670	4,020
Travelzoo, Inc.*	147	4,007
PLX Technology, Inc.*	839	3,994
Vringo, Inc.*	1,240	3,931
Maxwell Technologies, Inc.*	543	3,882
American Software, Inc. — Class A	444	3,858
KVH Industries, Inc.*	284	3,780
Vocus, Inc.*	350	3,682
Axcelis Technologies, Inc.*	2,003	3,645
Model N, Inc.*	150	3,504
MoSys, Inc.*	870	3,497
KEMET Corp.*	833	3,424
Vishay Precision Group, Inc.*	226	3,422
Symmetricom, Inc.*	755	3,390
Avid Technology, Inc.*	570	3,352
ANADIGICS, Inc.*	1,518	3,340
Unwired Planet, Inc.*	1,697	3,309
Marketo, Inc.*	130	3,233
Rally Software Development Corp.*	130	3,227
NeoPhotonics Corp.*	370	3,215
Xoom Corp.*	140	3,209
Rosetta Stone, Inc.*	215	3,169
RealNetworks, Inc.*	411	3,107
Lionbridge Technologies, Inc.*	1,070	3,103
DSP Group, Inc.*	370	3,075
Datalink Corp.*	288	3,064
Pericom Semiconductor Corp.*	428	3,047
MaxLinear, Inc. — Class A*	428	2,996
Aviat Networks, Inc.*	1,132	2,966
Agilysys, Inc.*	262	2,958
PRGX Global, Inc.*	535	2,937
Numerex Corp. — Class A*	263	2,935
M/A-COM Technology Solutions Holdings, Inc.*	200	2,920
PC-Telephone, Inc.	342	2,900
Aeroflex Holding Corp.*	365	2,880
Sigma Designs, Inc.*	569	2,873
Carbonite, Inc.*	228	2,825
Tessco Technologies, Inc.	106	2,798
Uni-Pixel, Inc.*	190	2,795
Reis, Inc.*	150	2,774
Silver Spring Networks, Inc.*	110	2,743
Neonode, Inc.*	460	2,737
Spark Networks, Inc.*	321	2,712
PC Connection, Inc.	175	2,704
Guidance Software, Inc.*	306	2,674
Ultra Clean Holdings*	441	2,668
Imation Corp.*	630	2,665
Rubicon Technology, Inc.*	331	2,651
Richardson Electronics Ltd.	221	2,595
Mindspeed Technologies, Inc.*	794	2,573
Marchex, Inc. — Class B	417	2,510
Hackett Group, Inc.	483	2,507
Mesa Laboratories, Inc.	46	2,490
Bel Fuse, Inc. — Class B	184	2,475
Multi-Fineline Electronix, Inc.*	167	2,473
Alpha & Omega Semiconductor Ltd.*	320	2,445
Audience, Inc.*	182	2,404
GSI Technology, Inc.*	378	2,389
Digimarc Corp.	115	2,389
Mitek Systems, Inc.*	410	2,370
Intermolecular, Inc.*	321	2,334
eGain Corp.*	240	2,309
Glu Mobile, Inc.*	1,043	2,295
Limelight Networks, Inc.*	983	2,212
ModusLink Global Solutions, Inc.*	686	2,181
Planet Payment, Inc.*	780	2,153
Alliance Fiber Optic Products, Inc.	105	2,101
TeleCommunication Systems, Inc. — Class A*	880	2,050
Radisys Corp.*	426	2,049
Navarre Corp.*	740	2,042
Hutchinson Technology, Inc.*	430	2,034
Westell Technologies, Inc. — Class A*	821	1,962
Sapiens International Corporation N.V.	310	1,779
ChannelAdvisor Corp.*	110	1,730
Marin Software, Inc.*	166	1,700
Telenav, Inc.*	325	1,700
Cyan, Inc.*	150	1,568
QAD, Inc. — Class A	106	1,217
TechTarget, Inc.*	260	1,162
Viasystems Group, Inc.*	70	807
Net Element International, Inc.*	45	234
Total Information Technology		4,524,579
Consumer Discretionary - 9.2%
Brunswick Corp.	1,670	53,358
Dana Holding Corp.	2,707	52,137
Tenneco, Inc.*	1,127	51,031
Wolverine World Wide, Inc.	923	50,406
Fifth & Pacific Companies, Inc.*	2,211	49,394
Sotheby's	1,261	47,804
Pool Corp.	864	45,282
Cheesecake Factory, Inc.	981	41,093
Pier 1 Imports, Inc.	1,748	41,060
Vail Resorts, Inc.	659	40,542
Rent-A-Center, Inc. — Class A	1,072	40,254
Live Nation Entertainment, Inc.*	2,596	40,238
Life Time Fitness, Inc.*	796	39,888

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Consumer Discretionary - 9.2% (continued)
Lumber Liquidators Holdings, Inc.*	510	$39,714
Shutterfly, Inc.*	700	39,053
Cooper Tire & Rubber Co.	1,169	38,776
Sinclair Broadcast Group, Inc. — Class A	1,263	37,106
Steven Madden Ltd.*	738	35,704
Men's Wearhouse, Inc.	925	35,010
Cracker Barrel Old Country Store, Inc.	367	34,739
Ryland Group, Inc.	851	34,124
Buffalo Wild Wings, Inc.*	345	33,864
HSN, Inc.	628	33,736
Express, Inc.*	1,574	33,006
Jack in the Box, Inc.*	822	32,296
Meredith Corp.	655	31,244
Iconix Brand Group, Inc.*	1,052	30,939
Outerwall, Inc.*	517	30,332
KB Home	1,539	30,211
Genesco, Inc.*	445	29,810
Meritage Homes Corp.*	669	29,008
Texas Roadhouse, Inc. — Class A	1,156	28,923
ANN, Inc.*	868	28,817
Monro Muffler Brake, Inc.[1]	574	27,580
Grand Canyon Education, Inc.*	836	26,945
Crocs, Inc.*	1,622	26,763
Belo Corp. — Class A	1,913	26,686
Buckle, Inc.	512	26,634
Hibbett Sports, Inc.*	479	26,584
New York Times Co. — Class A*	2,385	26,378
Saks, Inc.*	1,926	26,270
Select Comfort Corp.*	1,028	25,762
WMS Industries, Inc.*	1,007	25,689
Group 1 Automotive, Inc.	399	25,668
Bloomin' Brands, Inc.*	1,019	25,353
Vitamin Shoppe, Inc.*	558	25,021
Restoration Hardware Holdings, Inc.*	325	24,375
Hillenbrand, Inc.	1,011	23,971
Bob Evans Farms, Inc.	510	23,960
Penske Automotive Group, Inc.	776	23,699
Marriott Vacations Worldwide Corp.*	540	23,350
MDC Holdings, Inc.	718	23,342
American Axle & Manufacturing Holdings, Inc.*	1,245	23,194
Children's Place Retail Stores, Inc.*	422	23,126
Arbitron, Inc.	495	22,992
Asbury Automotive Group, Inc.*	572	22,937
Standard Pacific Corp.*	2,733	22,766
Helen of Troy Ltd.*	590	22,638
Francesca's Holdings Corp.*	813	22,593
Five Below, Inc.*	610	22,424
Lithia Motors, Inc. — Class A	410	21,857
Conn's, Inc.*	415	21,480
Orient-Express Hotels Ltd. — Class A*	1,763	21,438
DineEquity, Inc.	310	21,350
Jos. A. Bank Clothiers, Inc.*	513	21,197
Pinnacle Entertainment, Inc.*	1,076	21,165
Tumi Holdings, Inc.*	880	21,120
Krispy Kreme Doughnuts, Inc.*	1,208	21,080
Dorman Products, Inc.	461	21,035
iRobot Corp.*	520	20,680
Ascent Capital Group, Inc. — Class A*	260	20,298
Jones Group, Inc.	1,474	20,268
Aeropostale, Inc.*	1,453	20,051
Churchill Downs, Inc.	254	20,028
Finish Line, Inc. — Class A	910	19,893
La-Z-Boy, Inc.	967	19,601
Papa John's International, Inc.*	297	19,415
Matthews International Corp. — Class A	514	19,378
Nexstar Broadcasting Group, Inc. — Class A	541	19,184
SHFL Entertainment, Inc.*	1,034	18,312
National CineMedia, Inc.	1,049	17,718
Office Depot, Inc.*	4,544	17,585
Valassis Communications, Inc.	712	17,508
Stewart Enterprises, Inc. — Class A	1,334	17,462
Sturm Ruger & Company, Inc.	359	17,246
Brown Shoe Company, Inc.	801	17,246
Skechers U.S.A., Inc. — Class A*	718	17,239
BJ's Restaurants, Inc.*	451	16,732
Drew Industries, Inc.	422	16,593
OfficeMax, Inc.	1,605	16,419
International Speedway Corp. — Class A	519	16,333
Ameristar Casinos, Inc.	614	16,142
AFC Enterprises, Inc.*	441	15,850
Oxford Industries, Inc.	253	15,787
Quiksilver, Inc.*	2,443	15,733
True Religion Apparel, Inc.	481	15,228
Sonic Corp.*	1,041	15,157
Sonic Automotive, Inc. — Class A	715	15,115
Columbia Sportswear Co.	239	14,973
G-III Apparel Group Ltd.*	306	14,725
Loral Space & Communications, Inc.	243	14,575
Interval Leisure Group, Inc.	725	14,442
Steiner Leisure Ltd.*	273	14,431
Red Robin Gourmet Burgers, Inc.*	261	14,402
Regis Corp.	877	14,400
Scholastic Corp.	485	14,206
Stage Stores, Inc.	600	14,100
Multimedia Games Holding Company, Inc.*	535	13,947
CEC Entertainment, Inc.	330	13,543
Core-Mark Holding Company, Inc.	209	13,272
K12, Inc.*	503	13,214
LifeLock, Inc.*	1,120	13,115
Ethan Allen Interiors, Inc.	455	13,104

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Consumer Discretionary - 9.2% (continued)
Cato Corp. — Class A	512	$12,780
Standard Motor Products, Inc.	371	12,740
Fiesta Restaurant Group, Inc.*	368	12,656
American Public Education, Inc.*	326	12,114
Smith & Wesson Holding Corp.*	1,189	11,866
Barnes & Noble, Inc.*	742	11,842
Boyd Gaming Corp.*	1,041	11,763
Hovnanian Enterprises, Inc. — Class A*	2,084	11,691
LeapFrog Enterprises, Inc. — Class A*	1,180	11,611
Chuy's Holdings, Inc.*	300	11,502
Gentherm, Inc.*	615	11,421
rue21, Inc.*	273	11,360
Pep Boys-Manny Moe & Jack*	977	11,314
Zumiez, Inc.*	393	11,299
Movado Group, Inc.	328	11,096
Arctic Cat, Inc.	243	10,930
Winnebago Industries, Inc.*	515	10,810
American Greetings Corp. — Class A	590	10,750
Fred's, Inc. — Class A	680	10,533
ITT Educational Services, Inc.*	430	10,492
Ruby Tuesday, Inc.*	1,129	10,421
M/I Homes, Inc.*	449	10,309
Mattress Firm Holding Corp.*	253	10,196
Tile Shop Holdings, Inc.*	345	9,991
Scientific Games Corp. — Class A*	882	9,923
Strayer Education, Inc.	198	9,668
Denny's Corp.*	1,693	9,515
Modine Manufacturing Co.*	869	9,455
Caesars Entertainment Corp.*	685	9,385
Libbey, Inc.*	388	9,300
EW Scripps Co. — Class A*	573	8,927
Vera Bradley, Inc.*	401	8,686
Callaway Golf Co.	1,311	8,626
Blue Nile, Inc.*	227	8,576
Capella Education Co.*	204	8,497
Haverty Furniture Companies, Inc.	366	8,422
MDC Partners, Inc. — Class A	465	8,389
Biglari Holdings, Inc.*	20	8,208
Tuesday Morning Corp.*	791	8,203
Beazer Homes USA, Inc.*	461	8,077
LIN TV Corp. — Class A*	525	8,033
Ruth's Hospitality Group, Inc.	657	7,930
Wet Seal, Inc. — Class A*	1,644	7,743
Universal Electronics, Inc.*	275	7,736
Bright Horizons Family Solutions, Inc.*	220	7,636
Maidenform Brands, Inc.*	427	7,400
Superior Industries International, Inc.	426	7,331
Stein Mart, Inc.	515	7,030
Sears Hometown and Outlet Stores, Inc.*	160	6,995
Harte-Hanks, Inc.	795	6,837
Big 5 Sporting Goods Corp.	306	6,717
Cavco Industries, Inc.*	133	6,710
Gray Television, Inc.*	930	6,696
Shoe Carnival, Inc.	274	6,579
Fisher Communications, Inc.	160	6,573
Bravo Brio Restaurant Group, Inc.*	365	6,504
America's Car-Mart, Inc.*	149	6,443
Carmike Cinemas, Inc.*	332	6,428
William Lyon Homes — Class A*	250	6,303
Destination Maternity Corp.	255	6,273
Entravision Communications Corp. — Class A	1,019	6,267
NutriSystem, Inc.	529	6,232
Journal Communications, Inc. — Class A*	818	6,127
Stoneridge, Inc.*	526	6,123
RadioShack Corp.	1,839	5,811
Overstock.com, Inc.*	202	5,696
Dex Media, Inc.*	320	5,622
Unifi, Inc.*	271	5,602
World Wrestling Entertainment, Inc. — Class A	530	5,464
Zale Corp.*	600	5,460
NACCO Industries, Inc. — Class A	88	5,041
Nautilus, Inc.*	570	4,953
Destination XL Group, Inc.*	773	4,901
Carriage Services, Inc. — Class A	289	4,899
MarineMax, Inc.*	427	4,838
Remy International, Inc.	260	4,828
Town Sports International Holdings, Inc.	447	4,814
Cumulus Media, Inc. — Class A*	1,385	4,695
Central European Media Enterprises Ltd. — Class A*	1,416	4,687
PetMed Express, Inc.	368	4,637
Perry Ellis International, Inc.	228	4,631
Fuel Systems Solutions, Inc.*	258	4,616
Bon-Ton Stores, Inc.	254	4,585
Jamba, Inc.*	304	4,539
Christopher & Banks Corp.*	670	4,516
Kirkland's, Inc.*	261	4,502
TRI Pointe Homes, Inc.*	270	4,477
Marcus Corp.	344	4,376
Del Frisco's Restaurant Group, Inc.*	202	4,325
VOXX International Corp. — Class A*	348	4,270
Entercom Communications Corp. — Class A*	442	4,172
Body Central Corp.*	308	4,103
Citi Trends, Inc.*	282	4,097
Universal Technical Institute, Inc.	395	4,080
Bridgepoint Education, Inc.*	334	4,068
Steinway Musical Instruments, Inc.*	133	4,047
JAKKS Pacific, Inc.	356	4,005
CSS Industries, Inc.	160	3,989
Media General, Inc. — Class A*	360	3,971

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Consumer Discretionary - 9.2% (continued)
Saga Communications, Inc. — Class A	86	$3,948
Black Diamond, Inc.*	418	3,929
Morgans Hotel Group Co.*	487	3,925
Rentrak Corp.*	192	3,853
Spartan Motors, Inc.	625	3,825
hhgregg, Inc.*	238	3,801
Speedway Motorsports, Inc.	218	3,793
Valuevision Media, Inc. — Class A*	730	3,730
bebe stores, Inc.	642	3,602
Orbitz Worldwide, Inc.*	445	3,573
Federal-Mogul Corp.*	337	3,441
Vitacost.com, Inc.*	404	3,414
West Marine, Inc.*	310	3,410
New York & Company, Inc.*	535	3,397
Digital Generation, Inc.*	449	3,309
Corinthian Colleges, Inc.*	1,463	3,277
Hooker Furniture Corp.	196	3,187
Mac-Gray Corp.	220	3,124
Pacific Sunwear of California, Inc.*	850	3,103
Bassett Furniture Industries, Inc.	199	3,090
Luby's, Inc.*	364	3,076
RG Barry Corp.	189	3,069
Zagg, Inc.*	570	3,050
Weyco Group, Inc.	121	3,049
Winmark Corp.	46	2,984
1-800-Flowers.com, Inc. — Class A*	478	2,959
Career Education Corp.*	1,020	2,958
Isle of Capri Casinos, Inc.*	394	2,955
Tilly's, Inc. — Class A*	184	2,944
Carrols Restaurant Group, Inc.*	440	2,842
Monarch Casino & Resort, Inc.*	163	2,748
Culp, Inc.	152	2,643
McClatchy Co. — Class A*	1,124	2,563
Lifetime Brands, Inc.	188	2,553
Education Management Corp.*	448	2,518
Ignite Restaurant Group, Inc.*	133	2,510
Nathan's Famous, Inc.*	47	2,456
AH Belo Corp. — Class A	350	2,401
ReachLocal, Inc.*	195	2,391
Blyth, Inc.	170	2,373
Global Sources Ltd.*	349	2,342
Lincoln Educational Services Corp.	444	2,340
Tower International, Inc.*	113	2,236
EveryWare Global, Inc.*	184	2,234
Gordmans Stores, Inc.*	163	2,218
Hemisphere Media Group, Inc.*	160	2,192
Johnson Outdoors, Inc. — Class A*	88	2,191
Flexsteel Industries, Inc.	89	2,170
American Apparel, Inc.*	1,065	2,045
Reading International, Inc. — Class A*	319	2,029
Systemax, Inc.	200	1,882
Skullcandy, Inc.*	338	1,845
Einstein Noah Restaurant Group, Inc.	124	1,761
Diversified Restaurant Holdings, Inc.*	200	1,592
Crown Media Holdings, Inc. — Class A*	638	1,576
Marine Products Corp.	190	1,524
Daily Journal Corp.*	13	1,469
Salem Communications Corp. — Class A	196	1,468
JTH Holding, Inc. — Class A*	90	1,463
Martha Stewart Living Omnimedia — Class A*	537	1,294
Shiloh Industries, Inc.	117	1,221
Trans World Entertainment Corp.	200	972
Beasley Broadcasting Group, Inc. — Class A	83	696
Total Consumer Discretionary		3,749,811
Industrials - 9.1%
Acuity Brands, Inc.	791	59,735
Middleby Corp.*	345	58,682
Teledyne Technologies, Inc.*	685	52,984
Chart Industries, Inc.*	561	52,785
Woodward, Inc.	1,273	50,920
EMCOR Group, Inc.	1,242	50,486
US Airways Group, Inc.*	3,026	49,688
HEICO Corp.	984	49,564
CLARCOR, Inc.	921	48,085
Actuant Corp. — Class A	1,353	44,608
EnerSys, Inc.	892	43,743
Moog, Inc. — Class A*	832	42,873
DigitalGlobe, Inc.*	1,373	42,577
Esterline Technologies Corp.*	575	41,567
Belden, Inc.	811	40,492
Watsco, Inc.	476	39,964
Corporate Executive Board Co.	622	39,323
Applied Industrial Technologies, Inc.	774	37,407
MasTec, Inc.*	1,101	36,223
Advisory Board Co.*	653	35,686
Spirit Airlines, Inc.*	1,116	35,455
Generac Holdings, Inc.	956	35,382
Polypore International, Inc.*	865	34,860
Beacon Roofing Supply, Inc.*	895	33,903
Deluxe Corp.	940	32,571
USG Corp.*	1,411	32,525
Curtiss-Wright Corp.	865	32,057
Healthcare Services Group, Inc.	1,265	31,019
HNI Corp.	836	30,154
Barnes Group, Inc.	991	29,720
Franklin Electric Company, Inc.	874	29,410
Herman Miller, Inc.	1,082	29,289
Allegiant Travel Co. — Class A	275	29,147
General Cable Corp.	920	28,290
Tetra Tech, Inc.*	1,198	28,164
UTI Worldwide, Inc.	1,670	27,506
TAL International Group, Inc.	628	27,362

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Industrials - 9.1% (continued)
Trimas Corp.*	730	$27,214
JetBlue Airways Corp.*	4,288	27,014
Brady Corp. — Class A	854	26,243
Mueller Industries, Inc.	519	26,173
Swift Transportation Co. — Class A*	1,550	25,638
United Stationers, Inc.	745	24,995
Hub Group, Inc. — Class A*	686	24,984
UniFirst Corp.	273	24,911
ABM Industries, Inc.	1,013	24,829
FTI Consulting, Inc.*	748	24,602
Mine Safety Appliances Co.	521	24,253
Watts Water Technologies, Inc. — Class A	527	23,894
Mobile Mini, Inc.*	710	23,537
Steelcase, Inc. — Class A	1,560	22,745
Brink's Co.	888	22,653
On Assignment, Inc.*	841	22,471
RBC Bearings, Inc.*	429	22,287
Simpson Manufacturing Company, Inc.	744	21,889
Granite Construction, Inc.	721	21,457
Forward Air Corp.	555	21,245
Atlas Air Worldwide Holdings, Inc.*	475	20,786
Werner Enterprises, Inc.	842	20,351
Acacia Research Corp.	908	20,294
Proto Labs, Inc.*	311	20,206
Aircastle Ltd.	1,262	20,179
Raven Industries, Inc.	671	20,117
Mueller Water Products, Inc. — Class A	2,910	20,108
Matson, Inc.	790	19,749
Huron Consulting Group, Inc.*	427	19,744
EnPro Industries, Inc.*	387	19,644
Orbital Sciences Corp.*	1,106	19,211
Interface, Inc. — Class A	1,099	18,650
Knight Transportation, Inc.	1,085	18,250
GenCorp, Inc.*	1,118	18,179
AZZ, Inc.	466	17,968
Lindsay Corp.	238	17,844
Cubic Corp.	370	17,797
Briggs & Stratton Corp.	893	17,681
Kaman Corp.	500	17,280
G&K Services, Inc. — Class A	359	17,088
Albany International Corp. — Class A	512	16,886
Korn/Ferry International*	896	16,791
Titan International, Inc.	986	16,634
CIRCOR International, Inc.	325	16,530
Kaydon Corp.	597	16,447
Tennant Co.	336	16,219
Aegion Corp. — Class A*	719	16,185
AAR Corp.	734	16,133
McGrath RentCorp	464	15,850
WageWorks, Inc.*	460	15,847
Rush Enterprises, Inc. — Class A*	640	15,840
TrueBlue, Inc.*	748	15,745
GrafTech International Ltd.*	2,160	15,725
ESCO Technologies, Inc.	485	15,704
II-VI, Inc.*	945	15,366
Textainer Group Holdings Ltd.	397	15,261
Trex Company, Inc.*	316	15,007
Universal Forest Products, Inc.	372	14,850
Exponent, Inc.	247	14,600
Team, Inc.*	377	14,269
Dycom Industries, Inc.*	614	14,208
Wesco Aircraft Holdings, Inc.*	758	14,076
Altra Holdings, Inc.	499	13,663
Saia, Inc.*	452	13,531
ACCO Brands Corp.*	2,092	13,305
SkyWest, Inc.	955	12,931
Wabash National Corp.*	1,266	12,888
Astec Industries, Inc.	375	12,859
Encore Wire Corp.	377	12,856
Primoris Services Corp.	650	12,818
Apogee Enterprises, Inc.	532	12,768
Meritor, Inc.*	1,803	12,711
Knoll, Inc.	893	12,690
Insperity, Inc.	416	12,605
Tutor Perini Corp.*	688	12,446
Standex International Corp.	235	12,396
Sun Hydraulics Corp.	394	12,324
Hyster-Yale Materials Handling, Inc.	191	11,993
Heartland Express, Inc.	848	11,762
DXP Enterprises, Inc.*	175	11,655
ICF International, Inc.*	368	11,596
H&E Equipment Services, Inc.	550	11,589
Quanex Building Products Corp.	688	11,586
AAON, Inc.	343	11,346
John Bean Technologies Corp.	536	11,261
Navigant Consulting, Inc.*	929	11,148
Quad/Graphics, Inc.	459	11,062
Greenbrier Companies, Inc.*	453	11,040
Arkansas Best Corp.	477	10,947
Blount International, Inc.*	909	10,744
Nortek, Inc.*	165	10,631
Comfort Systems USA, Inc.	691	10,310
Republic Airways Holdings, Inc.*	907	10,276
Thermon Group Holdings, Inc.*	501	10,220
Federal Signal Corp.*	1,156	10,115
Astronics Corp.*	233	9,523
Rexnord Corp.*	561	9,453
US Ecology, Inc.	341	9,357
Griffon Corp.	825	9,281
Roadrunner Transportation Systems, Inc.*	330	9,187
Viad Corp.	373	9,146
Engility Holdings, Inc.*	320	9,094
Gorman-Rupp Co.	283	9,011
InnerWorkings, Inc.*	815	8,843
Resources Connection, Inc.	750	8,700
Kelly Services, Inc. — Class A	497	8,683
West Corp.	390	8,635
Powell Industries, Inc.*	167	8,626
Great Lakes Dredge & Dock Corp.	1,101	8,610

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Industrials - 9.1% (continued)
American Science & Engineering, Inc.	152	$8,512
Ennis, Inc.	483	8,351
Gibraltar Industries, Inc.*	570	8,299
LB Foster Co. — Class A	188	8,116
Taser International, Inc.*	948	8,077
Pendrell Corp.*	2,985	7,821
KEYW Holding Corp.*	587	7,778
Columbus McKinnon Corp.*	363	7,739
MYR Group, Inc.*	390	7,586
CAI International, Inc.*	321	7,566
Kforce, Inc.	501	7,315
Layne Christensen Co.*	371	7,238
Aceto Corp.	508	7,076
Barrett Business Services, Inc.	134	6,996
Multi-Color Corp.	228	6,918
Aerovironment, Inc.*	341	6,881
ExOne Co.*	110	6,789
National Presto Industries, Inc.	94	6,771
Marten Transport Ltd.	430	6,738
Celadon Group, Inc.	368	6,716
Capstone Turbine Corp.*	5,623	6,579
Consolidated Graphics, Inc.*	139	6,534
GP Strategies Corp.*	274	6,527
American Woodmark Corp.*	186	6,454
Echo Global Logistics, Inc.*	331	6,451
EnerNOC, Inc.*	480	6,365
Air Transport Services Group, Inc.*	954	6,306
Kadant, Inc.	208	6,275
Titan Machinery, Inc.*	316	6,203
Orion Marine Group, Inc.*	505	6,105
XPO Logistics, Inc.*	337	6,096
Standard Parking Corp.*	282	6,052
Pike Electric Corp.	482	5,929
Insteel Industries, Inc.	336	5,887
NCI Building Systems, Inc.*	384	5,871
Kimball International, Inc. — Class B	603	5,855
Hawaiian Holdings, Inc.*	956	5,841
American Railcar Industries, Inc.	174	5,831
Ply Gem Holdings, Inc.*	290	5,817
Graham Corp.	188	5,646
Heidrick & Struggles International, Inc.	337	5,635
Alamo Group, Inc.	135	5,511
Park-Ohio Holdings Corp.*	165	5,442
Douglas Dynamics, Inc.	410	5,322
PGT, Inc.*	610	5,289
Kratos Defense & Security Solutions, Inc.*	815	5,281
PowerSecure International, Inc.*	350	5,261
Mistras Group, Inc.*	294	5,169
Global Power Equipment Group, Inc.	311	5,013
Builders FirstSource, Inc.*	826	4,939
YRC Worldwide, Inc.*	170	4,888
Northwest Pipe Co.*	174	4,855
Performant Financial Corp.*	416	4,821
CBIZ, Inc.*	702	4,710
Houston Wire & Cable Co.	334	4,623
Furmanite Corp.*	686	4,589
Lydall, Inc.*	312	4,555
Michael Baker Corp.	164	4,446
Odyssey Marine Exploration, Inc.*	1,453	4,301
Ducommun, Inc.*	200	4,252
Pacer International, Inc.*	655	4,133
Dynamic Materials Corp.	249	4,111
Argan, Inc.	262	4,087
TMS International Corp. — Class A	262	3,885
FreightCar America, Inc.	223	3,789
Tecumseh Products Co. — Class A*	345	3,771
Accuride Corp.*	738	3,734
FuelCell Energy, Inc.*,1	2,932	3,724
Twin Disc, Inc.	156	3,697
Met-Pro Corp.	274	3,683
LMI Aerospace, Inc.*	196	3,673
CDI Corp.	259	3,667
NN, Inc.	314	3,583
CRA International, Inc.*	192	3,546
Patriot Transportation Holding, Inc.*	117	3,515
Quality Distribution, Inc.*	391	3,456
Hurco Companies, Inc.	120	3,452
Energy Recovery, Inc.*	814	3,362
Commercial Vehicle Group, Inc.*	444	3,312
Flow International Corp.*	889	3,280
Ameresco, Inc. — Class A*	364	3,280
Sparton Corp.*	190	3,276
Hardinge, Inc.	221	3,266
Schawk, Inc. — Class A	248	3,256
LSI Industries, Inc.	400	3,236
Miller Industries, Inc.	203	3,122
Casella Waste Systems, Inc. — Class A*	709	3,056
Courier Corp.	210	2,999
Ampco-Pittsburgh Corp.	159	2,984
Preformed Line Products Co.	45	2,984
AT Cross Co. — Class A*	176	2,983
VSE Corp.	72	2,957
Coleman Cable, Inc.	163	2,944
Acorn Energy, Inc.	338	2,853
Sterling Construction Company, Inc.*	311	2,818
ARC Document Solutions, Inc.*	697	2,788
PMFG, Inc.*	388	2,685
Patrick Industries, Inc.*	128	2,661
International Shipholding Corp.	108	2,520
Manitex International, Inc.*	230	2,519
Universal Truckload Services, Inc.*	104	2,507
Heritage-Crystal Clean, Inc.*	168	2,454
CECO Environmental Corp.	192	2,362
Enphase Energy, Inc.*	298	2,304

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Industrials - 9.1% (continued)
Vicor Corp.*	328	$2,247
Franklin Covey Co.*	165	2,221
American Superconductor Corp.*	826	2,181
Revolution Lighting Technologies, Inc.*	545	2,180
TRC Companies, Inc.*	303	2,121
Cenveo, Inc.*	994	2,117
Xerium Technologies, Inc.*	200	2,036
Edgen Group, Inc. — Class A*	316	2,016
Global Brass & Copper Holdings, Inc.*	150	1,986
National Technical Systems, Inc.*	130	1,819
Swisher Hygiene, Inc.*	2,099	1,805
API Technologies Corp.*	599	1,677
Intersections, Inc.	178	1,561
Innovative Solutions & Support, Inc.	235	1,504
NL Industries, Inc.	127	1,435
BlueLinx Holdings, Inc.*	625	1,344
Power Solutions International, Inc.*	40	1,344
Erickson Air-Crane, Inc.*	70	1,317
Ultrapetrol Bahamas Ltd.*	390	1,112
Omega Flex, Inc.	48	714
Compx International, Inc.	19	265
Total Industrials		3,718,845
Health Care - 7.9%
athenahealth, Inc.*	680	57,609
Isis Pharmaceuticals, Inc.*	2,072	55,674
Centene Corp.*	1,004	52,670
Team Health Holdings, Inc.*	1,263	51,871
Align Technology, Inc.*	1,351	50,040
PAREXEL International Corp.*	1,048	48,144
STERIS Corp.	1,090	46,738
HealthSouth Corp.*	1,610	46,367
WellCare Health Plans, Inc.*	806	44,773
West Pharmaceutical Services, Inc.	637	44,756
Questcor Pharmaceuticals, Inc.	955	43,415
Cepheid, Inc.*	1,242	42,749
Owens & Minor, Inc.	1,168	39,513
Haemonetics Corp.*	945	39,076
Medidata Solutions, Inc.*	491	38,028
HMS Holdings Corp.*	1,622	37,793
ViroPharma, Inc.*	1,208	34,609
Aegerion Pharmaceuticals, Inc.*	534	33,823
Alnylam Pharmaceuticals, Inc.*	1,074	33,304
Thoratec Corp.*	1,060	33,188
Medicines Co.*	1,037	31,898
Arena Pharmaceuticals, Inc.*,1	4,014	30,907
Insulet Corp.*	983	30,876
DexCom, Inc.*	1,307	29,342
MWI Veterinary Supply, Inc.*	237	29,208
HeartWare International, Inc.*	305	29,009
Magellan Health Services, Inc.*	501	28,096
NPS Pharmaceuticals, Inc.*	1,851	27,949
Cyberonics, Inc.*	514	26,707
ImmunoGen, Inc.*,1	1,564	25,946
Chemed Corp.	352	25,495
Impax Laboratories, Inc.*	1,266	25,257
Nektar Therapeutics*	2,131	24,613
Acorda Therapeutics, Inc.*	745	24,578
Neogen Corp.*	442	24,558
Air Methods Corp.	713	24,156
ACADIA Pharmaceuticals, Inc.*	1,290	23,414
Vivus, Inc.*,1	1,853	23,311
Celldex Therapeutics, Inc.*	1,493	23,306
Sarepta Therapeutics, Inc.*	590	22,450
Santarus, Inc.*	1,023	21,534
Acadia Healthcare Company, Inc.*	650	21,495
Amsurg Corp. — Class A*	592	20,778
Hanger, Inc.*	639	20,212
NuVasive, Inc.*	815	20,204
MedAssets, Inc.*	1,129	20,028
PDL BioPharma, Inc.	2,587	19,972
Wright Medical Group, Inc.*	750	19,658
Molina Healthcare, Inc.*	522	19,408
Abaxis, Inc.	407	19,337
Masimo Corp.	896	18,995
Opko Health, Inc.*,1	2,628	18,659
Volcano Corp.*	1,011	18,329
Puma Biotechnology, Inc.*	410	18,192
ArthroCare Corp.*	518	17,887
MannKind Corp.*	2,746	17,849
BioScrip, Inc.*	1,079	17,804
ICU Medical, Inc.*	241	17,366
Emeritus Corp.*	742	17,200
Ironwood Pharmaceuticals, Inc. — Class A*	1,717	17,084
Clovis Oncology, Inc.*	254	17,013
Globus Medical, Inc. — Class A*	1,007	16,978
Exact Sciences Corp.*	1,187	16,511
Neurocrine Biosciences, Inc.*	1,233	16,498
Meridian Bioscience, Inc.	767	16,491
Analogic Corp.	223	16,241
CONMED Corp.	517	16,151
NxStage Medical, Inc.*	1,101	15,722
IPC The Hospitalist Company, Inc.*	305	15,665
ABIOMED, Inc.*	718	15,480
Endologix, Inc.*	1,163	15,445
Exelixis, Inc.*,1	3,392	15,400
Auxilium Pharmaceuticals, Inc.*	911	15,150
Pacira Pharmaceuticals, Inc.*	510	14,790
Achillion Pharmaceuticals, Inc.*	1,779	14,552
InterMune, Inc.*	1,511	14,536
Akorn, Inc.*	1,072	14,493
Greatbatch, Inc.*	442	14,493
Infinity Pharmaceuticals, Inc.*	888	14,430
Luminex Corp.*	685	14,118
Spectranetics Corp.*	749	13,991
Quality Systems, Inc.	738	13,808
Cantel Medical Corp.	399	13,514
Integra LifeSciences Holdings Corp.*	365	13,370
Quidel Corp.*	516	13,173
Bio-Reference Labs, Inc.*	456	13,110

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Health Care - 7.9% (continued)
Synageva BioPharma Corp.*	312	$13,104
Kindred Healthcare, Inc.*	998	13,104
Momenta Pharmaceuticals, Inc.*	869	13,087
Halozyme Therapeutics, Inc.*	1,640	13,022
Vanguard Health Systems, Inc.*	626	12,983
Optimer Pharmaceuticals, Inc.*	897	12,980
Omnicell, Inc.*	630	12,947
Capital Senior Living Corp.*	530	12,667
Ensign Group, Inc.	359	12,644
Ligand Pharmaceuticals, Inc. — Class B*	331	12,386
AVANIR Pharmaceuticals, Inc. — Class A*	2,674	12,300
AMN Healthcare Services, Inc.*	846	12,115
Dendreon Corp.*,1	2,903	11,960
ExamWorks Group, Inc.*	561	11,910
Accretive Health, Inc.*	1,088	11,761
Merrimack Pharmaceuticals, Inc.*	1,678	11,293
Keryx Biopharmaceuticals, Inc.*	1,504	11,235
MiMedx Group, Inc.*	1,550	10,943
Healthways, Inc.*	627	10,897
Orexigen Therapeutics, Inc.*	1,748	10,226
Computer Programs & Systems, Inc.	204	10,025
Array BioPharma, Inc.*	2,152	9,770
Orthofix International N.V.*	363	9,765
Genomic Health, Inc.*	306	9,703
Raptor Pharmaceutical Corp.*	1,023	9,565
Triple-S Management Corp. — Class B*	437	9,382
National Healthcare Corp.	196	9,369
HealthStream, Inc.*	369	9,343
MAKO Surgical Corp.*	772	9,303
Lexicon Pharmaceuticals, Inc.*	4,192	9,097
Cynosure, Inc. — Class A*	349	9,078
Sequenom, Inc.*	2,122	8,934
AMAG Pharmaceuticals, Inc.*	394	8,767
Merit Medical Systems, Inc.*	784	8,742
Antares Pharma, Inc.*	2,081	8,657
Invacare Corp.	593	8,515
Landauer, Inc.	176	8,503
Tornier N.V.*	484	8,470
Spectrum Pharmaceuticals, Inc.	1,107	8,258
TESARO, Inc.*	250	8,185
Fluidigm Corp.*	467	8,154
Cardiovascular Systems, Inc.*	383	8,120
Accuray, Inc.*	1,364	7,829
Cadence Pharmaceuticals, Inc.*	1,138	7,761
Sangamo Biosciences, Inc.*	991	7,740
Cambrex Corp.*	554	7,739
Natus Medical, Inc.*	557	7,603
PharMerica Corp.*	545	7,554
Endocyte, Inc.*	565	7,418
Select Medical Holdings Corp.	903	7,405
Immunomedics, Inc.*	1,356	7,377
Emergent Biosolutions, Inc.*	511	7,369
Astex Pharmaceuticals*	1,743	7,164
Dyax Corp.*	2,014	6,968
Hi-Tech Pharmacal Company, Inc.	208	6,906
Staar Surgical Co.*	680	6,902
Amedisys, Inc.*	584	6,786
Idenix Pharmaceuticals, Inc.*	1,840	6,642
ChemoCentryx, Inc.*	455	6,434
Sagent Pharmaceuticals, Inc.*	306	6,420
Synergy Pharmaceuticals, Inc.*	1,485	6,415
Repros Therapeutics, Inc.*	347	6,402
Atrion Corp.	29	6,343
Universal American Corp.	711	6,321
US Physical Therapy, Inc.	227	6,274
Insmed, Inc.*	520	6,219
Corvel Corp.*	212	6,205
NewLink Genetics Corp.*	311	6,133
Navidea Biopharmaceuticals, Inc.*	2,208	5,895
Symmetry Medical, Inc.*	693	5,835
Depomed, Inc.*	1,039	5,829
Affymetrix, Inc.*	1,311	5,821
Gentiva Health Services, Inc.*	582	5,797
Vocera Communications, Inc.*	390	5,733
Cerus Corp.*	1,287	5,689
Providence Service Corp.*	193	5,614
GenMark Diagnostics, Inc.*	540	5,584
Trius Therapeutics, Inc.*	685	5,562
Intercept Pharmaceuticals, Inc.*	120	5,381
Rigel Pharmaceuticals, Inc.*	1,608	5,371
Unilife Corp.*	1,679	5,322
Cytokinetics, Inc.*	460	5,322
SurModics, Inc.*	265	5,303
KYTHERA Biopharmaceuticals, Inc.*	190	5,140
Novavax, Inc.*	2,490	5,105
Albany Molecular Research, Inc.*	430	5,104
AngioDynamics, Inc.*	450	5,076
TearLab Corp.*	470	4,991
SciClone Pharmaceuticals, Inc.*	999	4,955
Repligen Corp.*	579	4,771
Curis, Inc.*	1,485	4,737
Threshold Pharmaceuticals, Inc.*	868	4,566
Vascular Solutions, Inc.*	309	4,545
Portola Pharmaceuticals, Inc.*	184	4,521
Five Star Quality Care, Inc.*	791	4,438
Assisted Living Concepts, Inc. — Class A	367	4,389
LHC Group, Inc.*	224	4,386
Vical, Inc.*	1,401	4,385
TherapeuticsMD, Inc.*	1,440	4,363
Merge Healthcare, Inc.*	1,201	4,324
Furiex Pharmaceuticals, Inc.*	125	4,259
Vanda Pharmaceuticals, Inc.*	522	4,218
Progenics Pharmaceuticals, Inc.*	943	4,206
XOMA Corp.*	1,151	4,178
PhotoMedex, Inc.*	255	4,065
XenoPort, Inc.*	804	3,980
OraSure Technologies, Inc.*	1,025	3,977
Stemline Therapeutics, Inc.*	166	3,957

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Health Care - 7.9% (continued)
RTI Biologics, Inc.*	1,034	$3,888
Chimerix, Inc.*	160	3,878
Anika Therapeutics, Inc.*	223	3,791
Synta Pharmaceuticals Corp.*,1	744	3,713
Dynavax Technologies Corp.*	3,370	3,707
Verastem, Inc.*	266	3,692
AtriCure, Inc.*	388	3,686
Lannett Company, Inc.*	304	3,621
AcelRx Pharmaceuticals, Inc.*	390	3,615
Geron Corp.*	2,410	3,615
Chindex International, Inc.*	221	3,585
Coronado Biosciences, Inc.*	404	3,474
Galena Biopharma, Inc.*	1,540	3,419
Hyperion Therapeutics, Inc.*	155	3,410
Exactech, Inc.*	169	3,338
Derma Sciences, Inc.*	250	3,338
National Research Corp. — Class A*	183	3,294
Greenway Medical Technologies*	266	3,282
Peregrine Pharmaceuticals, Inc.*	2,530	3,264
Utah Medical Products, Inc.	60	3,258
CryoLife, Inc.	510	3,193
GTx, Inc.*	480	3,168
Osiris Therapeutics, Inc.*	311	3,132
Sunesis Pharmaceuticals, Inc.*	597	3,110
Epizyme, Inc.*	110	3,094
Solta Medical, Inc.*	1,307	2,980
Ampio Pharmaceuticals, Inc.*	508	2,931
Rochester Medical Corp.*	196	2,887
Chelsea Therapeutics International Ltd.*	1,240	2,852
Prothena Corporation plc*	220	2,840
Almost Family, Inc.	149	2,831
Omeros Corp.*	548	2,762
Biotime, Inc.*	682	2,701
Cytori Therapeutics, Inc.*	1,165	2,680
OncoGenex Pharmaceutical, Inc.*	273	2,675
ZIOPHARM Oncology, Inc.*	1,243	2,610
Rockwell Medical, Inc.*	721	2,603
Anacor Pharmaceuticals, Inc.*	465	2,599
Cross Country Healthcare, Inc.*	502	2,590
Arqule, Inc.*	1,100	2,552
Pozen, Inc.*	498	2,495
Skilled Healthcare Group, Inc. — Class A*	367	2,452
NeoGenomics, Inc.*	610	2,428
Nanosphere, Inc.*	780	2,395
AVEO Pharmaceuticals, Inc.*	957	2,393
Cutera, Inc.*	270	2,376
Horizon Pharma, Inc.*	956	2,352
Alphatec Holdings, Inc.*	1,146	2,349
OvaScience, Inc.*	170	2,334
Zogenix, Inc.*	1,324	2,264
BioDelivery Sciences International, Inc.*	550	2,233
Harvard Bioscience, Inc.*	471	2,228
Receptos, Inc.*	110	2,188
Cell Therapeutics, Inc.*	2,080	2,184
Targacept, Inc.*	511	2,182
Cempra, Inc.*	274	2,145
Biolase, Inc.*	590	2,112
Zeltiq Aesthetics, Inc.*	328	2,096
Medical Action Industries, Inc.*	270	2,079
Pacific Biosciences of California, Inc.*	825	2,079
Addus HomeCare Corp.*	100	1,974
Fibrocell Science, Inc.*	315	1,928
SIGA Technologies, Inc.*	678	1,926
Supernus Pharmaceuticals, Inc.*	280	1,800
Durata Therapeutics, Inc.*	239	1,721
Corcept Therapeutics, Inc.*	987	1,708
Sucampo Pharmaceuticals, Inc. — Class A*	254	1,671
Regulus Therapeutics, Inc.*	161	1,579
Accelerate Diagnostics, Inc.*	190	1,543
TG Therapeutics, Inc.*	240	1,534
Alimera Sciences, Inc.*	310	1,513
Tetraphase Pharmaceuticals, Inc.*	210	1,476
Omthera Pharmaceuticals, Inc.*	110	1,463
Alliance HealthCare Services, Inc.*	90	1,408
Enzon Pharmaceuticals, Inc.	690	1,380
Insys Therapeutics, Inc.*	95	1,315
Amicus Therapeutics, Inc.*	563	1,312
MEI Pharma, Inc.*	180	1,283
Cornerstone Therapeutics, Inc.*	160	1,280
Enanta Pharmaceuticals, Inc.*	70	1,240
Pernix Therapeutics Holdings*	325	1,173
KaloBios Pharmaceuticals, Inc.*	160	906
USMD Holdings, Inc.*	20	592
Total Health Care		3,203,369
Energy - 3.6%
Lufkin Industries, Inc.	630	55,735
Rosetta Resources, Inc.*	1,123	47,749
Helix Energy Solutions Group, Inc.*	1,954	45,020
Kodiak Oil & Gas Corp.*	4,894	43,507
Bristow Group, Inc.	665	43,438
SemGroup Corp. — Class A	781	42,065
Berry Petroleum Co. — Class A	974	41,220
Targa Resources Corp.	604	38,856
Hornbeck Offshore Services, Inc.*	656	35,096
Energy XXI Bermuda Ltd.	1,466	32,516
SEACOR Holdings, Inc.	370	30,729
Exterran Holdings, Inc.*	1,066	29,976
PDC Energy, Inc.*	561	28,880
Western Refining, Inc.	1,001	28,098
Scorpio Tankers, Inc.	2,992	26,869
CARBO Ceramics, Inc.	365	24,612
Forum Energy Technologies, Inc.*	730	22,214
Gulfmark Offshore, Inc. — Class A	491	22,139
Halcon Resources Corp.*	3,818	21,648
Alpha Natural Resources, Inc.*	4,070	21,327
Carrizo Oil & Gas, Inc.*	750	21,248
Hercules Offshore, Inc.*	2,940	20,697
Stone Energy Corp.*	918	20,224

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Energy - 3.6% (continued)
Delek US Holdings, Inc.	683	$19,657
Bonanza Creek Energy, Inc.*	546	19,361
EXCO Resources, Inc.	2,500	19,100
Cloud Peak Energy, Inc.*	1,127	18,573
Bill Barrett Corp.*	898	18,158
Newpark Resources, Inc.*	1,594	17,518
Crosstex Energy, Inc.	876	17,310
Key Energy Services, Inc.*	2,812	16,731
Clean Energy Fuels Corp.*	1,262	16,658
Geospace Technologies Corp.*	240	16,579
C&J Energy Services, Inc.*	836	16,193
EPL Oil & Gas, Inc.*	550	16,148
Approach Resources, Inc.*	643	15,799
Northern Oil and Gas, Inc.*,1	1,180	15,741
TETRA Technologies, Inc.*	1,449	14,867
Arch Coal, Inc.	3,917	14,806
ION Geophysical Corp.*	2,458	14,797
Rex Energy Corp.*	830	14,591
Comstock Resources, Inc.	896	14,094
Ship Finance International Ltd.	947	14,053
Sanchez Energy Corp.*	523	12,008
Magnum Hunter Resources Corp.*	3,172	11,578
Diamondback Energy, Inc.*	330	10,996
Matador Resources Co.*	915	10,962
Parker Drilling Co.*	2,200	10,956
Solazyme, Inc.*	883	10,349
Resolute Energy Corp.*	1,245	9,935
Era Group, Inc.*	370	9,676
Swift Energy Co.*	804	9,640
Nordic American Tankers Ltd.	1,220	9,235
W&T Offshore, Inc.	641	9,160
Forest Oil Corp.*	2,205	9,018
Rentech, Inc.	4,165	8,747
Contango Oil & Gas Co.	242	8,168
PHI, Inc.*	232	7,958
Nuverra Environmental Solutions, Inc.*,1	2,633	7,636
Pioneer Energy Services Corp.*	1,150	7,613
Vantage Drilling Co.*	3,713	7,575
Matrix Service Co.*	481	7,494
Tesco Corp.*	558	7,394
Basic Energy Services, Inc.*,1	551	6,662
Green Plains Renewable Energy, Inc.*	466	6,207
Alon USA Energy, Inc.	429	6,203
Goodrich Petroleum Corp.*	484	6,195
Vaalco Energy, Inc.*	1,064	6,086
GasLog Ltd.	473	6,054
Triangle Petroleum Corp.*	852	5,973
Renewable Energy Group, Inc.*	392	5,578
RigNet, Inc.*	218	5,555
Synergy Resources Corp.*	751	5,497
Dawson Geophysical Co.*	147	5,418
Natural Gas Services Group, Inc.*	226	5,309
Gulf Island Fabrication, Inc.	268	5,132
Penn Virginia Corp.	1,018	4,785
Emerald Oil, Inc.*	675	4,631
Clayton Williams Energy, Inc.*	106	4,611
KiOR, Inc. — Class A*	807	4,608
Willbros Group, Inc.*	737	4,525
PetroQuest Energy, Inc.*	1,053	4,170
Mitcham Industries, Inc.*	238	3,994
BPZ Resources, Inc.*	2,175	3,893
Quicksilver Resources, Inc.*	2,300	3,864
Panhandle Oil and Gas, Inc. — Class A	133	3,791
Evolution Petroleum Corp.*	318	3,469
Warren Resources, Inc.*	1,345	3,430
Cal Dive International, Inc.*	1,805	3,393
Knightsbridge Tankers Ltd.	456	3,356
Endeavour International Corp.*	867	3,329
Midstates Petroleum Company, Inc.*	610	3,300
Abraxas Petroleum Corp.*	1,514	3,179
FX Energy, Inc.*	983	3,155
Gastar Exploration Ltd.*	1,134	3,028
Teekay Tankers Ltd. — Class A	1,151	3,027
REX American Resources Corp.*	105	3,021
Ur-Energy, Inc.*	2,240	3,002
Uranium Energy Corp.*	1,577	2,823
Bolt Technology Corp.	164	2,801
Adams Resources & Energy, Inc.	39	2,687
Equal Energy Ltd.	660	2,666
Callon Petroleum Co.*	732	2,467
Westmoreland Coal Co.*	219	2,459
TGC Industries, Inc.	284	2,334
Miller Energy Resources, Inc.*	566	2,264
Isramco, Inc.*	22	2,050
L&L Energy, Inc.*	550	1,969
Global Geophysical Services, Inc.*	417	1,968
Apco Oil and Gas International, Inc.*	166	1,914
Frontline Ltd.*,1	946	1,674
Amyris, Inc.*	484	1,399
Hallador Energy Co.	160	1,288
Crimson Exploration, Inc.*	403	1,136
ZaZa Energy Corp.*	680	816
Total Energy		1,452,840
Materials - 3.2%
Axiall Corp.	1,289	54,886
PolyOne Corp.	1,831	45,372
Louisiana-Pacific Corp.*	2,572	38,039
Sensient Technologies Corp.	919	37,192
Chemtura Corp.*	1,815	36,845
Olin Corp.	1,479	35,378
HB Fuller Co.	926	35,012
Commercial Metals Co.	2,160	31,903
Worthington Industries, Inc.	979	31,044
KapStone Paper and Packaging Corp.	751	30,174
Graphic Packaging Holding Co.*	3,870	29,953
Schweitzer-Mauduit International, Inc.	577	28,781
Minerals Technologies, Inc.	643	26,582

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Materials - 3.2% (continued)
Buckeye Technologies, Inc.	713	$26,410
Texas Industries, Inc.*	399	25,991
Coeur Mining, Inc.*	1,873	24,910
Balchem Corp.	545	24,389
Stillwater Mining Co.*	2,175	23,360
Berry Plastics Group, Inc.*	1,020	22,511
Kaiser Aluminum Corp.	353	21,865
PH Glatfelter Co.	793	19,904
Stepan Co.	351	19,519
Clearwater Paper Corp.*	410	19,295
Intrepid Potash, Inc.	1,010	19,241
Innophos Holdings, Inc.	404	19,057
Hecla Mining Co.	6,143	18,306
OM Group, Inc.*	592	18,305
SunCoke Energy, Inc.*	1,293	18,128
Innospec, Inc.	432	17,358
Resolute Forest Products, Inc.*	1,289	16,976
Calgon Carbon Corp.*	1,000	16,680
AMCOL International Corp.	519	16,446
RTI International Metals, Inc.*	574	15,906
Boise, Inc.	1,859	15,876
Flotek Industries, Inc.*	882	15,823
Quaker Chemical Corp.	245	15,192
Koppers Holdings, Inc.	383	14,623
A. Schulman, Inc.	539	14,456
Molycorp, Inc.*	2,290	14,198
Globe Specialty Metals, Inc.	1,185	12,881
Kraton Performance Polymers, Inc.*	601	12,741
Allied Nevada Gold Corp.*	1,920	12,442
American Vanguard Corp.	529	12,394
Walter Energy, Inc.	1,150	11,960
Headwaters, Inc.*	1,350	11,934
Deltic Timber Corp.	206	11,911
Tredegar Corp.	450	11,565
Schnitzer Steel Industries, Inc. — Class A	477	11,152
Haynes International, Inc.	225	10,771
LSB Industries, Inc.*	349	10,613
Horsehead Holding Corp.*	812	10,402
Wausau Paper Corp.	910	10,374
Materion Corp.	379	10,267
Neenah Paper, Inc.	296	9,404
Ferro Corp.*	1,334	9,271
Century Aluminum Co.*	954	8,853
US Silica Holdings, Inc.	401	8,333
Advanced Emissions Solutions, Inc.*	188	7,919
Myers Industries, Inc.	518	7,775
AK Steel Holding Corp.[1]	2,516	7,649
Hawkins, Inc.	179	7,051
OMNOVA Solutions, Inc.*	866	6,937
Zep, Inc.	421	6,664
Zoltek Companies, Inc.*	511	6,597
Landec Corp.*	482	6,367
Boise Cascade Co.*	250	6,353
AEP Industries, Inc.*	84	6,249
Taminco Corp.*	290	5,913
FutureFuel Corp.	405	5,739
Gold Resource Corp.	610	5,313
AM Castle & Co.*	321	5,059
US Concrete, Inc.*	250	4,105
Olympic Steel, Inc.	164	4,018
Universal Stainless & Alloy Products, Inc.*	132	3,891
KMG Chemicals, Inc.	154	3,249
Arabian American Development Co.*	372	3,236
American Pacific Corp.*	110	3,119
Paramount Gold and Silver Corp.*	2,545	3,029
Chase Corp.	120	2,683
Penford Corp.*	180	2,410
UFP Technologies, Inc.*	108	2,115
Noranda Aluminum Holding Corp.	625	2,019
General Moly, Inc.*	1,062	1,986
Midway Gold Corp.*	2,069	1,951
Handy & Harman Ltd.*	103	1,842
United States Lime & Minerals, Inc.*	33	1,724
GSE Holding, Inc.*	152	880
Total Materials		1,286,996
Consumer Staples - 2.5%
United Natural Foods, Inc.*	911	49,185
Hain Celestial Group, Inc.*	711	46,193
TreeHouse Foods, Inc.*	668	43,780
Harris Teeter Supermarkets, Inc.	917	42,970
Casey's General Stores, Inc.	709	42,653
Darling International, Inc.*	2,177	40,623
Rite Aid Corp.*	13,470	38,524
B&G Foods, Inc. — Class A	979	33,335
PriceSmart, Inc.	352	30,846
Sanderson Farms, Inc.	430	28,561
Prestige Brands Holdings, Inc.*	947	27,595
Lancaster Colony Corp.	343	26,751
Post Holdings, Inc.*	605	26,414
Boston Beer Company, Inc. — Class A*	153	26,108
Snyders-Lance, Inc.	875	24,859
Universal Corp.	428	24,760
SUPERVALU, Inc.	3,748	23,313
Spectrum Brands Holdings, Inc.	393	22,349
J&J Snack Foods Corp.	280	21,784
Elizabeth Arden, Inc.*	470	21,183
Fresh Del Monte Produce, Inc.	698	19,460
Andersons, Inc.	348	18,510
Vector Group Ltd.	1,109	17,988
Pilgrim's Pride Corp.*	1,121	16,748
Susser Holdings Corp.*	337	16,136
WD-40 Co.	283	15,418
Boulder Brands, Inc.*	1,094	13,183
Cal-Maine Foods, Inc.	276	12,837
Dole Food Company, Inc.*	950	12,113
Tootsie Roll Industries, Inc.[1]	365	11,600
Annie's, Inc.*	251	10,728
Chiquita Brands International, Inc.*	861	9,402
Weis Markets, Inc.	208	9,375

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Consumer Staples - 2.5% (continued)
Inter Parfums, Inc.	306	$8,727
Diamond Foods, Inc.*	411	8,528
Seaboard Corp.	3	8,124
USANA Health Sciences, Inc.*	111	8,034
Spartan Stores, Inc.	402	7,413
Fairway Group Holdings Corp.*	290	7,009
Medifast, Inc.*	260	6,698
Alliance One International, Inc.*	1,621	6,160
Calavo Growers, Inc.	222	6,036
Ingles Markets, Inc. — Class A	232	5,858
Coca-Cola Bottling Company Consolidated	90	5,503
Central Garden and Pet Co. — Class A*	775	5,348
Pantry, Inc.*	433	5,274
Natural Grocers by Vitamin Cottage, Inc.*	160	4,960
Nash Finch Co.	224	4,930
Lifevantage Corp.*	2,090	4,849
Seneca Foods Corp. — Class A*	152	4,663
Revlon, Inc. — Class A*	211	4,655
Harbinger Group, Inc.*	608	4,584
Chefs' Warehouse, Inc.*	263	4,524
Star Scientific, Inc.*	3,075	4,274
Female Health Co.	404	3,983
Roundy's, Inc.	469	3,907
Limoneira Co.	188	3,897
Village Super Market, Inc. — Class A	117	3,872
National Beverage Corp.	206	3,599
Nutraceutical International Corp.	162	3,311
Nature's Sunshine Products, Inc.	200	3,270
Omega Protein Corp.*	363	3,260
John B Sanfilippo & Son, Inc.	149	3,004
Orchids Paper Products Co.	106	2,783
Oil-Dri Corporation of America	85	2,335
Inventure Foods, Inc.*	261	2,182
Arden Group, Inc. — Class A	19	2,097
Alico, Inc.	51	2,046
Synutra International, Inc.*	318	1,619
Craft Brew Alliance, Inc.*	192	1,582
Farmer Bros Co.*	106	1,490
Lifeway Foods, Inc.	84	1,458
Griffin Land & Nurseries, Inc.	45	1,283
Total Consumer Staples		1,002,413
Utilities - 2.1%
Cleco Corp.	1,117	51,863
Piedmont Natural Gas Company, Inc.	1,390	46,898
IDACORP, Inc.	924	44,130
Portland General Electric Co.	1,394	42,642
Dynegy, Inc.*	1,850	41,717
WGL Holdings, Inc.	951	41,102
Southwest Gas Corp.	857	40,099
Black Hills Corp.	821	40,024
ALLETE, Inc.	732	36,490
UIL Holdings Corp.	936	35,802
UNS Energy Corp.	767	34,308
South Jersey Industries, Inc.	592	33,987
PNM Resources, Inc.	1,473	32,686
New Jersey Resources Corp.	775	32,186
Avista Corp.	1,104	29,830
NorthWestern Corp.	696	27,770
Laclede Group, Inc.	605	27,624
El Paso Electric Co.	746	26,341
MGE Energy, Inc.	422	23,109
Northwest Natural Gas Co.	497	21,113
American States Water Co.	358	19,213
Otter Tail Corp.	668	18,971
Empire District Electric Co.	787	17,558
California Water Service Group	882	17,207
Chesapeake Utilities Corp.	178	9,165
Atlantic Power Corp.	2,208	8,700
Ormat Technologies, Inc.	328	7,715
SJW Corp.	283	7,415
Unitil Corp.	252	7,278
Middlesex Water Co.	292	5,817
Connecticut Water Service, Inc.	198	5,683
York Water Co.	240	4,567
Consolidated Water Company Ltd.	272	3,109
Artesian Resources Corp. — Class A	138	3,075
Delta Natural Gas Company, Inc.	130	2,763
Genie Energy Ltd. — Class B	240	2,196
Pure Cycle Corp.*	315	1,761
Total Utilities		851,914
Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	869	24,462
NII Holdings, Inc.*	3,170	21,143
Consolidated Communications Holdings, Inc.	738	12,849
Cincinnati Bell, Inc.*	3,840	11,750
8x8, Inc.*	1,327	10,934
Premiere Global Services, Inc.*	892	10,766
Iridium Communications, Inc.*	1,180	9,157
Atlantic Tele-Network, Inc.	167	8,293
inContact, Inc.*	989	8,130
Vonage Holdings Corp.*	2,862	8,099
Shenandoah Telecommunications Co.	444	7,406
Leap Wireless International, Inc.*	992	6,676
USA Mobility, Inc.	396	5,374
IDT Corp. — Class B	281	5,252
Hawaiian Telcom Holdco, Inc.*	196	4,931
magicJack VocalTec Ltd.*	340	4,825
Lumos Networks Corp.	282	4,822
NTELOS Holdings Corp.	280	4,609
General Communication, Inc. — Class A*	579	4,534
Cbeyond, Inc.*	494	3,873
Neutral Tandem, Inc.	604	3,473
Fairpoint Communications, Inc.*	384	3,206
Towerstream Corp.*	1,225	3,124
ORBCOMM, Inc.*	667	2,995

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 64.1% (continued)
Telecommunication Services - 0.5% (continued)
Primus Telecommunications Group, Inc.	224	$2,675
HickoryTech Corp.	247	2,626
Boingo Wireless, Inc.*	341	2,118
Total Telecommunication Services		198,102
Total Common Stocks
(Cost $21,911,955)		26,091,640
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	47	–
Total Warrants
(Cost $–)		–
	Face Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	186
Total Corporate Bonds
(Cost $–)		186
REPURCHASE AGREEMENTS††,2 - 47.1%
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	11,740,125	11,740,125
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[3]	7,432,733	7,432,733
Total Repurchase Agreements
(Cost $19,172,858)		19,172,858
SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	87,249	87,249
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	10,205	10,205
Total Securities Lending Collateral
(Cost $97,454)		97,454
Total Investments - 111.4%
(Cost $41,182,267)		$45,362,138
Other Assets & Liabilities, net - (11.4)%		(4,635,810)
Total Net Assets - 100.0%		$40,726,328

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $16,187,310)	167	$70,360

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 Russell 2000 Index Swap, Terminating 07/29/13[5] (Notional Value $3,644,259)	3,728	$52,719
Barclays Bank plc July 2013 Russell 2000 Index Swap, Terminating 07/31/13[5] (Notional Value $788,325)	806	(1,257)
Credit Suisse Capital, LLC July 2013 Russell 2000 Index Swap, Terminating 07/31/13[5] (Notional Value $34,764,586)	35,566	(76,073)
(Total Notional Value $39,197,170)		$(24,611)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0%
Information Technology - 13.7%
Apple, Inc.	5,321	$2,107,542
Microsoft Corp.	42,615	1,471,497
Google, Inc. — Class A*	1,523	1,340,804
International Business Machines Corp.	5,906	1,128,696
Cisco Systems, Inc.	30,305	736,714
Intel Corp.	28,186	682,665
Oracle Corp.	20,834	640,020
QUALCOMM, Inc.	9,797	598,401
Visa, Inc. — Class A	2,874	525,223
Mastercard, Inc. — Class A	598	343,551
eBay, Inc.*	6,625	342,645
EMC Corp.	11,909	281,290
Hewlett-Packard Co.	10,936	271,213
Accenture plc — Class A	3,689	265,460
Texas Instruments, Inc.	6,290	219,332
Automatic Data Processing, Inc.	2,749	189,296
Yahoo!, Inc.*	5,407	135,770
Adobe Systems, Inc.*	2,848	129,755
Corning, Inc.	8,359	118,949
Salesforce.com, Inc.*	3,078	117,518
Dell, Inc.	8,322	111,099
TE Connectivity Ltd.	2,359	107,429
Cognizant Technology Solutions Corp. — Class A*	1,706	106,813
Applied Materials, Inc.	6,815	101,612
Broadcom Corp. — Class A	2,983	100,706
Intuit, Inc.	1,587	96,855
Motorola Solutions, Inc.	1,540	88,904
Symantec Corp.	3,952	88,801
SanDisk Corp.*	1,379	84,256
Micron Technology, Inc.*	5,839	83,673
Seagate Technology plc	1,814	81,322
Analog Devices, Inc.	1,752	78,945
NetApp, Inc.	2,047	77,336
Western Digital Corp.	1,206	74,881
Fidelity National Information Services, Inc.	1,658	71,029
Amphenol Corp. — Class A	911	71,003
Paychex, Inc.	1,839	67,160
Fiserv, Inc.*	759	66,344
Citrix Systems, Inc.*	1,059	63,889
Xerox Corp.	6,961	63,136
Altera Corp.	1,818	59,976
Xilinx, Inc.	1,497	59,296
Juniper Networks, Inc.*	2,871	55,439
Western Union Co.	3,162	54,102
CA, Inc.	1,877	53,739
KLA-Tencor Corp.	940	52,386
Red Hat, Inc.*	1,075	51,407
Linear Technology Corp.	1,323	48,739
Teradata Corp.*	927	46,563
NVIDIA Corp.	3,282	46,046
Autodesk, Inc.*	1,278	43,375
Akamai Technologies, Inc.*	1,012	43,061
Microchip Technology, Inc.	1,123	41,832
Lam Research Corp.*	924	40,970
Electronic Arts, Inc.*	1,720	39,508
VeriSign, Inc.*	855	38,184
Computer Sciences Corp.	848	37,117
BMC Software, Inc.*	750	33,855
F5 Networks, Inc.*	451	31,029
Harris Corp.	625	30,781
Molex, Inc.	784	23,003
SAIC, Inc.	1,610	22,427
Total System Services, Inc.	914	22,375
LSI Corp.*	3,119	22,270
FLIR Systems, Inc.	804	21,684
Jabil Circuit, Inc.	1,046	21,317
JDS Uniphase Corp.*	1,344	19,327
Teradyne, Inc.*	1,078	18,940
First Solar, Inc.*	378	16,908
Advanced Micro Devices, Inc.*	3,448	14,068
Total Information Technology		14,441,258
Financials - 12.8%
Berkshire Hathaway, Inc. — Class B*	10,347	1,158,037
Wells Fargo & Co.	27,931	1,152,713
JPMorgan Chase & Co.	21,426	1,131,079
Citigroup, Inc.	17,252	827,578
Bank of America Corp.	61,126	786,080
American Express Co.	5,423	405,424
U.S. Bancorp	10,483	378,960
American International Group, Inc.*	8,367	374,005
Goldman Sachs Group, Inc.	2,441	369,202
MetLife, Inc.	6,211	284,215
Simon Property Group, Inc.	1,761	278,097
PNC Financial Services Group, Inc.	3,003	218,979
Capital One Financial Corp.	3,310	207,901
Prudential Financial, Inc.	2,642	192,945
Morgan Stanley	7,782	190,114
Bank of New York Mellon Corp.	6,577	184,485
BlackRock, Inc. — Class A	709	182,107
ACE Ltd.	1,928	172,517
Travelers Companies, Inc.	2,135	170,629
State Street Corp.	2,590	168,894
American Tower Corp. — Class A	2,246	164,339
Aflac, Inc.	2,646	153,786
BB&T Corp.	3,981	134,876
Charles Schwab Corp.	6,238	132,433
Discover Financial Services	2,778	132,344
CME Group, Inc. — Class A	1,739	132,130
Allstate Corp.	2,653	127,662
Public Storage	817	125,271
Marsh & McLennan Companies, Inc.	3,124	124,710
Chubb Corp.	1,470	124,436
HCP, Inc.	2,577	117,099
Ventas, Inc.	1,667	115,790
Aon plc	1,757	113,063
Health Care REIT, Inc.	1,617	108,388
T. Rowe Price Group, Inc.	1,473	107,750
Franklin Resources, Inc.	788	107,184
Prologis, Inc.	2,821	106,408

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0% (continued)
Financials - 12.8% (continued)
Equity Residential	1,815	$105,379
SunTrust Banks, Inc.	3,056	96,478
Weyerhaeuser Co.	3,268	93,105
AvalonBay Communities, Inc.	688	92,818
Ameriprise Financial, Inc.	1,142	92,365
Boston Properties, Inc.	860	90,704
Fifth Third Bancorp	4,958	89,492
McGraw Hill Financial, Inc.	1,553	82,604
Invesco Ltd.	2,518	80,072
Progressive Corp.	3,142	79,870
Vornado Realty Trust	964	79,867
Hartford Financial Services Group, Inc.	2,582	79,835
M&T Bank Corp.	698	78,002
Loews Corp.	1,747	77,567
Regions Financial Corp.	8,012	76,354
IntercontinentalExchange, Inc.*	418	74,304
Host Hotels & Resorts, Inc.	4,225	71,276
Northern Trust Corp.	1,230	71,217
Moody's Corp.	1,100	67,023
Principal Financial Group, Inc.	1,569	58,759
SLM Corp.	2,520	57,607
KeyCorp	5,218	57,607
NYSE Euronext	1,376	56,966
Lincoln National Corp.	1,523	55,544
XL Group plc — Class A	1,645	49,876
Kimco Realty Corp.	2,314	49,589
Macerich Co.	781	47,618
Unum Group	1,509	44,319
Leucadia National Corp.	1,674	43,892
Plum Creek Timber Company, Inc.	924	43,123
Comerica, Inc.	1,058	42,140
CBRE Group, Inc. — Class A*	1,720	40,179
Cincinnati Financial Corp.	831	38,143
Huntington Bancshares, Inc.	4,755	37,469
Torchmark Corp.	525	34,199
Genworth Financial, Inc. — Class A*	2,800	31,948
Zions Bancorporation	1,047	30,237
People's United Financial, Inc.	1,923	28,653
Apartment Investment & Management Co. — Class A	827	24,843
Hudson City Bancorp, Inc.	2,695	24,686
Assurant, Inc.	434	22,095
NASDAQ OMX Group, Inc.	665	21,805
E*TRADE Financial Corp.*	1,628	20,610
Legg Mason, Inc.	635	19,691
Total Financials		13,521,560
Health Care - 9.8%
Johnson & Johnson	15,923	1,367,149
Pfizer, Inc.	37,839	1,059,870
Merck & Company, Inc.	17,117	795,085
Gilead Sciences, Inc.*	8,647	442,813
Amgen, Inc.	4,256	419,897
Bristol-Myers Squibb Co.	9,310	416,064
UnitedHealth Group, Inc.	5,786	378,868
AbbVie, Inc.	8,979	371,192
Abbott Laboratories	8,842	308,409
Medtronic, Inc.	5,731	294,975
Biogen Idec, Inc.*	1,343	289,014
Express Scripts Holding Co.*	4,632	285,748
Celgene Corp.*	2,367	276,726
Eli Lilly & Co.	5,621	276,104
Baxter International, Inc.	3,073	212,867
Thermo Fisher Scientific, Inc.	2,035	172,222
Covidien plc	2,667	167,594
McKesson Corp.	1,289	147,591
Allergan, Inc.	1,685	141,944
WellPoint, Inc.	1,706	139,619
Aetna, Inc.	2,144	136,230
Cigna Corp.	1,617	117,216
Intuitive Surgical, Inc.*	227	114,994
Becton Dickinson and Co.	1,099	108,614
Stryker Corp.	1,627	105,234
Alexion Pharmaceuticals, Inc.*	1,109	102,294
Regeneron Pharmaceuticals, Inc.*	431	96,923
Cardinal Health, Inc.	1,940	91,568
Actavis, Inc.*	721	91,005
Zoetis, Inc.	2,835	87,573
Agilent Technologies, Inc.	1,957	83,681
Cerner Corp.*	824	79,178
Humana, Inc.	896	75,604
St. Jude Medical, Inc.	1,608	73,373
AmerisourceBergen Corp. — Class A	1,309	73,081
Life Technologies Corp.*	982	72,678
Zimmer Holdings, Inc.	953	71,418
Boston Scientific Corp.*	7,646	70,878
Mylan, Inc.*	2,159	66,994
Perrigo Co.	500	60,500
DaVita HealthCare Partners, Inc.*	484	58,467
Forest Laboratories, Inc.*	1,328	54,448
Quest Diagnostics, Inc.	897	54,385
Laboratory Corporation of America Holdings*	528	52,853
Waters Corp.*	489	48,924
CareFusion Corp.*	1,248	45,989
CR Bard, Inc.	423	45,972
Edwards Lifesciences Corp.*	642	43,142
Varian Medical Systems, Inc.*	619	41,752
Hospira, Inc.*	936	35,858
DENTSPLY International, Inc.	815	33,382
Tenet Healthcare Corp.*	583	26,876
PerkinElmer, Inc.	637	20,703
Patterson Companies, Inc.	479	18,010
Total Health Care		10,323,548
Consumer Discretionary - 9.4%
Walt Disney Co.	10,216	645,141
Home Depot, Inc.	8,282	641,606
Comcast Corp. — Class A	14,932	625,352
Amazon.com, Inc.*	2,061	572,319
McDonald's Corp.	5,681	562,418
Twenty-First Century Fox, Inc. — Class A	11,291	368,088
Ford Motor Co.	22,293	344,873

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0% (continued)
Consumer Discretionary - 9.4% (continued)
Time Warner, Inc.	5,283	$305,463
Starbucks Corp.	4,244	277,940
NIKE, Inc. — Class B	4,106	261,470
Target Corp.	3,636	250,376
Lowe's Companies, Inc.	6,081	248,713
Priceline.com, Inc.*	290	239,868
TJX Companies, Inc.	4,086	204,545
DIRECTV*	3,170	195,335
Time Warner Cable, Inc.	1,646	185,142
Yum! Brands, Inc.	2,555	177,164
Viacom, Inc. — Class B	2,529	172,098
CBS Corp. — Class B	3,233	157,997
General Motors Co.*	4,362	145,298
Johnson Controls, Inc.	3,888	139,152
Discovery Communications, Inc. — Class A*	1,391	107,399
Macy's, Inc.	2,173	104,305
VF Corp.	493	95,179
Omnicom Group, Inc.	1,466	92,167
Coach, Inc.	1,593	90,944
AutoZone, Inc.*	211	89,399
Mattel, Inc.	1,961	88,853
Bed Bath & Beyond, Inc.*	1,236	87,632
Carnival Corp.	2,516	86,273
Dollar General Corp.*	1,708	86,134
Delphi Automotive plc	1,645	83,385
Ross Stores, Inc.	1,242	80,494
O'Reilly Automotive, Inc.*	629	70,838
Starwood Hotels & Resorts Worldwide, Inc.	1,108	70,015
Harley-Davidson, Inc.	1,276	69,950
The Gap, Inc.	1,646	68,688
Genuine Parts Co.	875	68,311
Netflix, Inc.*	321	67,760
L Brands, Inc.	1,359	66,931
Dollar Tree, Inc.*	1,274	64,770
Chipotle Mexican Grill, Inc. — Class A*	172	62,668
Staples, Inc.	3,762	59,666
Ralph Lauren Corp. — Class A	341	59,245
CarMax, Inc.*	1,278	58,992
Kohl's Corp.	1,159	58,541
Wynn Resorts Ltd.	456	58,368
PVH Corp.	458	57,273
BorgWarner, Inc.*	656	56,514
Marriott International, Inc. — Class A	1,357	54,782
Whirlpool Corp.	449	51,348
Nordstrom, Inc.	844	50,589
Tiffany & Co.	685	49,895
Wyndham Worldwide Corp.	772	44,182
H&R Block, Inc.	1,548	42,957
Newell Rubbermaid, Inc.	1,635	42,919
Best Buy Company, Inc.	1,518	41,487
PetSmart, Inc.	582	38,988
TripAdvisor, Inc.*	631	38,409
Darden Restaurants, Inc.	737	37,204
PulteGroup, Inc.*	1,932	36,650
Interpublic Group of Companies, Inc.	2,431	35,371
Lennar Corp. — Class A	941	33,914
DR Horton, Inc.	1,591	33,856
Family Dollar Stores, Inc.	540	33,647
Scripps Networks Interactive, Inc. — Class A	486	32,445
Gannett Company, Inc.	1,302	31,847
Expedia, Inc.	529	31,819
Fossil Group, Inc.*	297	30,683
Hasbro, Inc.[1]	654	29,319
GameStop Corp. — Class A	674	28,328
Urban Outfitters, Inc.*	624	25,097
Leggett & Platt, Inc.	807	25,090
International Game Technology	1,476	24,664
Garmin Ltd.	624	22,564
Goodyear Tire & Rubber Co.*	1,391	21,268
Harman International Industries, Inc.	384	20,813
Cablevision Systems Corp. — Class A	1,225	20,605
Abercrombie & Fitch Co. — Class A	441	19,955
JC Penney Company, Inc.*	815	13,920
Washington Post Co. — Class B	24	11,610
AutoNation, Inc.*	223	9,676
Total Consumer Discretionary		9,896,953
Energy - 8.1%
Exxon Mobil Corp.	25,213	2,277,994
Chevron Corp.	10,995	1,301,147
Schlumberger Ltd.	7,537	540,101
ConocoPhillips	6,936	419,627
Occidental Petroleum Corp.	4,573	408,049
Anadarko Petroleum Corp.	2,839	243,955
Halliburton Co.	5,281	220,323
Phillips 66	3,508	206,656
EOG Resources, Inc.	1,545	203,446
Apache Corp.	2,222	186,270
National Oilwell Varco, Inc.	2,425	167,083
Marathon Oil Corp.	4,020	139,012
Kinder Morgan, Inc.	3,582	136,654
Marathon Petroleum Corp.	1,844	131,035
Spectra Energy Corp.	3,790	130,603
Williams Companies, Inc.	3,870	125,659
Noble Energy, Inc.	2,036	122,241
Baker Hughes, Inc.	2,506	115,602
Hess Corp.	1,695	112,701
Pioneer Natural Resources Co.	778	112,616
Devon Energy Corp.	2,144	111,231
Valero Energy Corp.	3,096	107,648
Cameron International Corp.*	1,405	85,930
Cabot Oil & Gas Corp.	1,200	85,224
Ensco plc — Class A	1,318	76,602
FMC Technologies, Inc.*	1,344	74,834
Southwestern Energy Co.*	1,997	72,950
Range Resources Corp.	930	71,908
Equities Corp.	856	67,941
Murphy Oil Corp.	1,028	62,595

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0% (continued)
Energy - 8.1% (continued)
Chesapeake Energy Corp.	2,942	$59,958
Noble Corp.	1,441	54,153
Tesoro Corp.	772	40,391
Helmerich & Payne, Inc.	604	37,720
Denbury Resources, Inc.*	2,117	36,666
CONSOL Energy, Inc.	1,293	35,040
QEP Resources, Inc.	1,020	28,336
Diamond Offshore Drilling, Inc.	399	27,447
Nabors Industries Ltd.	1,670	25,568
Rowan Companies plc — Class A*	703	23,951
Peabody Energy Corp.	1,529	22,385
WPX Energy, Inc.*	1,137	21,535
Newfield Exploration Co.*	766	18,300
Total Energy		8,549,087
Consumer Staples - 8.1%
Procter & Gamble Co.	15,542	1,196,579
Coca-Cola Co.	21,719	871,148
Philip Morris International, Inc.	9,273	803,227
PepsiCo, Inc.	8,773	717,544
Wal-Mart Stores, Inc.	9,293	692,235
Altria Group, Inc.	11,392	398,606
CVS Caremark Corp.	6,938	396,715
Mondelez International, Inc. — Class A	10,119	288,694
Colgate-Palmolive Co.	4,969	284,674
Costco Wholesale Corp.	2,480	274,214
Walgreen Co.	4,892	216,226
Kimberly-Clark Corp.	2,178	211,571
Kraft Foods Group, Inc.	3,375	188,561
General Mills, Inc.	3,658	177,523
Archer-Daniels-Midland Co.	3,737	126,722
Sysco Corp.	3,364	114,914
Kroger Co.	2,947	101,789
Whole Foods Market, Inc.	1,960	100,901
Lorillard, Inc.	2,142	93,563
Kellogg Co.	1,440	92,491
Mead Johnson Nutrition Co. — Class A	1,148	90,956
Estee Lauder Companies, Inc. — Class A	1,363	89,644
Reynolds American, Inc.	1,805	87,308
ConAgra Foods, Inc.	2,367	82,679
Hershey Co.	852	76,067
JM Smucker Co.	613	63,231
Clorox Co.	749	62,272
Brown-Forman Corp. — Class B	860	58,093
Beam, Inc.	916	57,809
Dr Pepper Snapple Group, Inc.	1,157	53,141
McCormick & Company, Inc.	746	52,489
Avon Products, Inc.	2,458	51,692
Coca-Cola Enterprises, Inc.	1,466	51,545
Monster Beverage Corp.*	817	49,649
Constellation Brands, Inc. — Class A*	876	45,657
Campbell Soup Co.	1,016	45,507
Molson Coors Brewing Co. — Class B	890	42,595
Tyson Foods, Inc. — Class A	1,609	41,319
Safeway, Inc.	1,366	32,320
Hormel Foods Corp.	763	29,437
Total Consumer Staples		8,511,307
Industrials - 7.8%
General Electric Co.	58,632	1,359,676
United Technologies Corp.	4,799	446,018
Union Pacific Corp.	2,644	407,916
Boeing Co.	3,874	396,853
3M Co.	3,600	393,660
Honeywell International, Inc.	4,462	354,015
United Parcel Service, Inc. — Class B	4,027	348,255
Caterpillar, Inc.	3,726	307,358
Emerson Electric Co.	4,081	222,578
Danaher Corp.	3,302	209,017
Precision Castparts Corp.	833	188,266
Deere & Co.	2,196	178,425
Eaton Corporation plc	2,678	176,239
FedEx Corp.	1,671	164,727
Lockheed Martin Corp.	1,504	163,124
Illinois Tool Works, Inc.	2,354	162,826
General Dynamics Corp.	1,882	147,417
CSX Corp.	5,797	134,432
Norfolk Southern Corp.	1,787	129,826
Raytheon Co.	1,842	121,793
Northrop Grumman Corp.	1,329	110,041
Cummins, Inc.	1,000	108,460
PACCAR, Inc.	2,009	107,803
Waste Management, Inc.	2,492	100,502
Ingersoll-Rand plc	1,578	87,611
Tyco International Ltd.	2,634	86,790
WW Grainger, Inc.	339	85,489
Parker Hannifin Corp.	851	81,185
Dover Corp.	968	75,175
Stanley Black & Decker, Inc.	915	70,730
Fastenal Co.	1,529	70,105
Roper Industries, Inc.	559	69,439
Pentair Ltd.	1,162	67,036
Kansas City Southern	626	66,331
Rockwell Automation, Inc.	792	65,847
Republic Services, Inc. — Class A	1,687	57,257
Fluor Corp.	924	54,802
Stericycle, Inc.*	491	54,221
Southwest Airlines Co.	4,099	52,836
CH Robinson Worldwide, Inc.	911	51,298
ADT Corp.	1,243	49,534
Rockwell Collins, Inc.	766	48,572
Expeditors International of Washington, Inc.	1,169	44,434
Flowserve Corp.	814	43,964
L-3 Communications Holdings, Inc.	506	43,384
Pall Corp.	637	42,316
Textron, Inc.	1,576	41,055
Jacobs Engineering Group, Inc.*	743	40,962
Equifax, Inc.	687	40,485
Masco Corp.	2,028	39,526
Quanta Services, Inc.*	1,207	31,937
Joy Global, Inc.	606	29,409

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 77.0% (continued)
Industrials - 7.8% (continued)
Snap-on, Inc.	326	$29,138
Xylem, Inc.	1,052	28,341
Cintas Corp.	595	27,097
Robert Half International, Inc.	792	26,318
Iron Mountain, Inc.	953	25,359
Avery Dennison Corp.	562	24,031
Dun & Bradstreet Corp.	225	21,926
Ryder System, Inc.	293	17,811
Pitney Bowes, Inc.	1,139	16,721
Total Industrials		8,247,699
Utilities - 2.6%
Duke Energy Corp.	4,002	270,135
Southern Co.	4,934	217,737
NextEra Energy, Inc.	2,404	195,878
Dominion Resources, Inc.	3,275	186,086
Exelon Corp.	4,850	149,768
American Electric Power Company, Inc.	2,761	123,638
PG&E Corp.	2,510	114,782
Sempra Energy	1,282	104,816
PPL Corp.	3,359	101,643
Consolidated Edison, Inc.	1,666	97,144
Public Service Enterprise Group, Inc.	2,872	93,800
Edison International	1,843	88,759
FirstEnergy Corp.	2,374	88,645
Xcel Energy, Inc.	2,815	79,777
Northeast Utilities	1,784	74,964
Entergy Corp.	1,008	70,237
DTE Energy Co.	984	65,938
CenterPoint Energy, Inc.	2,432	57,128
Wisconsin Energy Corp.	1,295	53,082
NiSource, Inc.	1,770	50,693
NRG Energy, Inc.	1,829	48,834
ONEOK, Inc.	1,174	48,498
Ameren Corp.	1,378	47,458
AES Corp.	3,513	42,121
CMS Energy Corp.	1,508	40,972
SCANA Corp.	787	38,642
Pinnacle West Capital Corp.	621	34,447
AGL Resources, Inc.	667	28,588
Pepco Holdings, Inc.	1,411	28,446
Integrys Energy Group, Inc.	445	26,046
TECO Energy, Inc.	1,163	19,992
Total Utilities		2,688,694
Materials - 2.5%
Monsanto Co.	3,024	298,771
EI du Pont de Nemours & Co.	5,224	274,260
Dow Chemical Co.	6,862	220,751
Praxair, Inc.	1,680	193,469
Freeport-McMoRan Copper & Gold, Inc.	5,891	162,651
LyondellBasell Industries N.V. — Class A	2,155	142,790
Ecolab, Inc.	1,510	128,637
PPG Industries, Inc.	806	118,006
International Paper Co.	2,527	111,971
Air Products & Chemicals, Inc.	1,183	108,327
Sherwin-Williams Co.	486	85,828
Newmont Mining Corp.	2,819	84,429
Mosaic Co.	1,567	84,320
Nucor Corp.	1,807	78,279
Eastman Chemical Co.	879	61,539
CF Industries Holdings, Inc.	341	58,482
Sigma-Aldrich Corp.	679	54,564
Alcoa, Inc.	6,061	47,397
FMC Corp.	769	46,955
Airgas, Inc.	376	35,893
Vulcan Materials Co.	735	35,581
Ball Corp.	844	35,060
International Flavors & Fragrances, Inc.	461	34,649
MeadWestvaco Corp.	1,008	34,383
Sealed Air Corp.	1,111	26,608
Owens-Illinois, Inc.*	937	26,039
Bemis Company, Inc.	585	22,897
Allegheny Technologies, Inc.	615	16,181
United States Steel Corp.	817	14,322
Cliffs Natural Resources, Inc.[1]	872	14,170
Total Materials		2,657,209
Telecommunication Services - 2.2%
AT&T, Inc.	30,509	1,080,019
Verizon Communications, Inc.	16,221	816,565
CenturyLink, Inc.	3,455	122,134
Crown Castle International Corp.*	1,666	120,602
Sprint Nextel Corp.*	17,110	120,112
Windstream Corp.[1]	3,365	25,944
Frontier Communications Corp.[1]	5,656	22,907
Total Telecommunication Services		2,308,283
Total Common Stocks
(Cost $65,271,206)		81,145,598
	Face Amount
REPURCHASE AGREEMENTS††,2 - 14.3%
Credit Suisse Group issued 06/28/13 at 0.03% due 07/01/13[3]	$11,519,592	11,519,592
Mizuho Financial Group, Inc. issued 06/28/13 at 0.06% due 07/01/13	3,496,844	3,496,844
Total Repurchase Agreements
(Cost $15,016,436)		15,016,436

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/28/13 at 0.11% due 07/01/13	$20,882	$20,882
RBS Securities, Inc. issued 06/28/13 at 0.10% due 07/01/13	2,442	2,442
Total Securities Lending Collateral
(Cost $23,324)		23,324
Total Investments - 91.3%
(Cost $80,310,966)		$96,185,358
Other Assets & Liabilities, net - 8.7%		9,157,948
Total Net Assets - 100.0%		$105,343,306

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $31,426,425)	394	$413,710

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2013 S&P 500 Index Swap, Terminating 07/29/13[5] (Notional Value $13,407,385)	8,347	$18,411
Barclays Bank plc July 2013 S&P 500 Index Swap, Terminating 07/31/13[5] (Notional Value $25,517,508)	15,886	(83,255)
Credit Suisse Capital, LLC July 2013 S&P 500 Index Swap, Terminating 07/31/13[5] (Notional Value $59,196,104)	36,853	(253,897)
(Total Notional Value $98,120,997)		$(318,741)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 4.
[2]	Repurchase Agreements — See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Securities lending collateral — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share ("NAV") twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2013, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, unrealized gain or loss is calculated using the close of the NYSE to the relevant index or, if there is an afternoon trade, to the "fill", adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets

Dow 2x Strategy Fund	$36,053,376	$–	$18,010,496	$–	$–	$54,063,872
Inverse Dow 2x Strategy Fund	–	40,072	12,235,529	96,443	–	12,372,044
Inverse NASDAQ-100® 2x Strategy Fund	–	177,979	50,061,512	–	–	50,239,491
Inverse Russell 2000® 2x Strategy Fund	–	105,002	29,236,766	125,917	–	29,467,685
Inverse S&P 500® 2x Strategy Fund	–	1,669,782	64,908,978	124,700	–	66,703,460
NASDAQ-100® 2x Strategy Fund	75,313,144	–	39,078,845	668,068	–	115,060,057
Russell 2000® 2x Strategy Fund	26,091,640	70,360	19,270,498	52,719	–	45,485,217
S&P 500® 2x Strategy Fund	81,145,598	413,710	15,039,760	18,411	–	96,617,479
Liabilities

Dow 2x Strategy Fund	$–	$27,005	$–	$88,167	$–	$115,172
Inverse NASDAQ-100® 2x Strategy Fund	–	–	–	69,958	–	69,958
Inverse Russell 2000® 2x Strategy Fund	–	–	–	3,245	–	3,245
Inverse S&P 500® 2x Strategy Fund	–	–	–	24,019	–	24,019
NASDAQ-100® 2x Strategy Fund	–	19,448	–	–	–	19,448
Russell 2000® 2x Strategy Fund	–	–	–	77,330	–	77,330
S&P 500® 2x Strategy Fund	–	–	–	337,152	–	337,152

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Note
0.06%			0.63%
Due 07/01/13	$164,957,716	$164,958,541	08/31/17	$171,549,800	$168,256,906

Credit Suisse Group			U.S. Treasury Note
0.03%			2.50%
Due 07/01/13	62,764,244	62,764,401	03/31/15	60,379,000	64,019,630

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Russell 2000® 2x Strategy Fund	$92,268	$97,454
S&P 500® 2x Strategy Fund	22,518	23,324

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$108,130	$108,131	09/06/13	$41,769	$41,765
			Federal Home Loan Bank
			0.00%
			11/15/13	64,337	64,317
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	12,647	12,647	11/26/32	13,455	12,412

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The Funds utilized equity futures contracts and equity index swap agreements to gain exposure to their respective benchmarks and for liquidity.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Rydex Dynamic Funds ________________________

By (Signature and Title)*________/s/ Donald C. Cacciapaglia_____________

Donald C. Cacciapaglia, President

Date August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*________/s/ Donald C. Cacciapaglia____________

Donald C. Cacciapaglia, President

Date August 26, 2013

By (Signature and Title)*_____/s/ Nikolaos Bonos_____________________

Nikolaos Bonos, Vice President & Treasurer

Date August 26, 2013

* Print the name and title of each signing officer under his or her signature.